UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2006 - May 31, 2007

ITEM 1.                                                     REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS

VALUE FUND INC.

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,291.70	0.60%	$3.43
Hypothetical 5% Annual Return	$1,000.00	$1,021.94	0.60%	$3.02

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DFA INVESTMENT DIMENSIONS GROUP INC.

  EMERGING MARKETS VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company) (107,220,668 Shares) at Value†	$6,182,344
Receivable for Fund Shares Sold	4,187
Prepaid Expenses and Other Assets	39
Total Assets	6,186,570
LIABILITIES:
Payables:
Investment Securities Purchased	1,021
Fund Shares Redeemed	3,166
Due to Advisor	1,993
Accrued Expenses and Other Liabilities	233
Total Liabilities	6,413
NET ASSETS	$6,180,157
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	155,822,037
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$39.66
Investment at Cost	$3,425,555
NET ASSETS CONSIST OF:
Paid-In Capital	$3,295,201
Accumulated Net Investment Income (Loss)	(5,489)
Accumulated Net Realized Gain (Loss)	133,656
Net Unrealized Appreciation (Depreciation)	2,756,789
NET ASSETS	$6,180,157
(1) NUMBER OF SHARES AUTHORIZED	250,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  EMERGING MARKETS VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$27,071
Expenses
Administrative Services Fees	10,049
Accounting & Transfer Agent Fees	38
Legal Fees	14
Audit Fees	1
Filing Fees	75
Shareholders' Reports	42
Directors'/Trustees' Fees & Expenses	19
Other	8
Total Expenses	10,246
Net Investment Income (Loss)	16,825
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	170,231
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(257)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	1,159,527
Net Realized and Unrealized Gain (Loss)	1,329,501
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,346,326

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  EMERGING MARKETS VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,825	$65,857
Capital Gain Distributions Received from Affiliated Investment Company	170,231	50,497
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(257)	(13,463)
Change in Unrealized Appreciation (Depreciation) of
Affiliated Investment Company Shares	1,159,527	926,855
Net Increase (Decrease) in Net Assets Resulting from Operations	1,346,326	1,029,746
Distributions From:
Net Investment Income	(26,890)	(64,380)
Net Short-Term Gains	(8,058)	(4,774)
Net Long-Term Gains	(44,751)	(18,035)
Total Distributions	(79,699)	(87,189)
Capital Share Transactions (1):
Shares Issued	847,003	1,640,064
Shares Issued in Lieu of Cash Distributions	66,276	68,287
Shares Redeemed	(283,445)	(444,692)
Net Increase (Decrease) from Capital Share Transactions	629,834	1,263,659
Total Increase (Decrease) in Net Assets	1,896,461	2,206,216
Net Assets
Beginning of Period	4,283,696	2,077,480
End of Period	$6,180,157	$4,283,696
(1) Shares Issued and Redeemed:
Shares Issued	24,891	60,346
Shares Issued in Lieu of Cash Distributions	2,098	2,776
Shares Redeemed	(8,212)	(16,972)
	18,777	46,150
Accumulated Net Investment Income (Loss) at End of Period	$(5,489)	$4,576

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$31.26	$22.86	$17.93	$12.53	$8.42	$8.43
Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.60	(A)	0.50	0.21	0.19	0.18
Net Gains (Losses) (Realized and Unrealized)	8.85	8.65	4.96	5.54	4.13	0.49
Total from Investment Operations	8.97	9.25	5.46	5.75	4.32	0.67
Less Distributions
Net Investment Income	(0.19)	(0.60)	(0.44)	(0.35)	(0.14)	(0.23)
Net Realized Gains	(0.38)	(0.25)	(0.09)	—	(0.07)	(0.45)
Total Distributions	(0.57)	(0.85)	(0.53)	(0.35)	(0.21)	(0.68)
Net Asset Value, End of Period	$39.66	$31.26	$22.86	$17.93	$12.53	$8.42
Total Return	29.17	%(C)	41.55%	31.06%	46.76%	52.59%	8.29%
Net Assets, End of Period (thousands)	$6,180,157	$4,283,696	$2,077,480	$895,313	$403,035	$118,516
Ratio of Expenses to Average Net Assets (D)	0.60	%(B)	0.63%	0.70%	0.77%	0.86%	0.85%
Ratio of Net Investment Income to Average Net Assets	0.67	%(B)	2.22%	2.45%	1.37%	2.41%	2.10%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  EMERGING MARKETS VALUE PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers forty-five operational portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. The remaining forty-four portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 2007, the Portfolio owned 90% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $102 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from Investment in Affiliated Investment Company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolio's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the six months ended May 31, 2007, the total related amounts paid by the Group to the CCO were $76 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$2,849	$(1,713)	$(1,136)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$32,792	$3,733	$36,525
2006	70,897	19,141	90,038

At November 30, 2006, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$1,743	$1,106	$2,849

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$5,783	$44,393	$50,176

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,455,184	$2,756,789	$(29,629)	$2,727,160

E.  Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line credit during the six months ended May 31, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Group's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, one shareholder held approximately 19% of the outstanding shares of the Portfolio. The shareholder is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,294.40	0.20%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.20%	$1.01

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
8.5%	5.5%	10.2%	20.2%	1.1%	13.9%	6.1%	28.3%	3.3%	2.1%	0.8%	100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
Common Stocks — (0.2%)
Other Securities		$17,257,041	0.3%
BRAZIL — (9.5%)
Common Stocks — (1.5%)
Arcelor Brasil SA	1,751,487	46,043,776	0.7%
Companhia Siderurgica Nacional SA	931,400	48,053,646	0.7%
Other Securities		18,690,844	0.2%
TOTAL COMMON STOCKS		112,788,266	1.6%
Preferred Stocks — (8.0%)
Gerdau SA	1,222,542	27,518,332	0.4%
Investimentos Itau SA	5,926,982	37,116,915	0.5%
Klabin SA	8,361,300	27,638,863	0.4%
Metalurgica Gerdau SA	2,366,200	70,086,819	1.0%
Suzano Papel e Celullose SA	2,299,139	27,766,801	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	2,120,025	118,085,724	1.7%
Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	25,545,030	0.4%
Other Securities		247,887,988	3.7%
TOTAL PREFERRED STOCKS		581,646,472	8.5%
Rights/Warrants — (0.0%)
Other Securities		675	0.0%
TOTAL — BRAZIL		694,435,413	10.1%
CHILE — (2.7%)
Common Stocks — (2.7%)
Enersis SA Sponsored ADR	3,867,665	71,087,683	1.0%
Other Securities		126,789,252	1.9%
TOTAL — CHILE		197,876,935	2.9%
CZECH REPUBLIC — (0.5%)
Common Stocks — (0.5%)
# Telefonica 02 Czech Republic A.S.	1,009,839	29,311,786	0.4%
Other Securities		6,005,931	0.1%
TOTAL — CZECH REPUBLIC		35,317,717	0.5%
HUNGARY — (2.6%)
Common Stocks — (2.6%)
MOL Hungarian Oil & Gas NYRT	1,107,029	142,455,655	2.1%
Other Securities		44,739,556	0.6%
TOTAL — HUNGARY		187,195,211	2.7%
INDIA — (12.4%)
Common Stocks — (12.4%)
ICICI Bank Sponsored ADR	949,468	45,147,203	0.7%
* Reliance Communications, Ltd.	6,786,159	84,469,072	1.2%
Reliance Industries, Ltd.	6,886,159	299,507,272	4.4%
Sterlite Industries (India), Ltd. Series A	2,076,364	27,944,912	0.4%
* Tata Steel, Ltd.	1,904,649	29,814,763	0.4%
Other Securities		419,393,014	6.0%
TOTAL COMMON STOCKS		906,276,236	13.1%
Preferred Stocks — (0.0%)
Other Securities		66,690	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Rights/Warrants — (0.0%)
Other Securities		$12,495	0.0%
TOTAL — INDIA		906,355,421	13.1%
INDONESIA — (3.0%)
Common Stocks — (3.0%)
PT International Nickel Indonesia Tbk	7,522,000	46,962,506	0.7%
PT Semen Gresik Tbk	7,840,091	38,497,578	0.6%
Other Securities		137,803,430	1.9%
TOTAL COMMON STOCKS		223,263,514	3.2%
Rights/Warrants — (0.0%)
Other Securities		226,413	0.0%
TOTAL — INDONESIA		223,489,927	3.2%
ISRAEL — (3.5%)
Common Stocks — (3.5%)
Bank Hapoalim B.M.	14,182,489	76,729,595	1.1%
Bank Leumi Le-Israel	13,378,631	56,734,088	0.8%
Other Securities		119,355,925	1.8%
TOTAL — ISRAEL		252,819,608	3.7%
MALAYSIA — (5.4%)
Common Stocks — (5.4%)
Other Securities		398,611,324	5.8%
Preferred Stocks — (0.0%)
Other Securities		204,314	0.0%
Rights/Warrants — (0.0%)
Other Securities		35,010	0.0%
TOTAL — MALAYSIA		398,850,648	5.8%
MEXICO — (9.6%)
Common Stocks — (9.6%)
# Alfa S.A.B. de C.V. Series A	6,037,464	47,503,674	0.7%
Cemex S.A.B. de C.V. Sponsored ADR	5,360,767	208,426,621	3.0%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	685,491	27,309,961	0.4%
# Grupo Carso S.A. de C.V. Series A-1	13,173,051	55,687,557	0.8%
Grupo Mexico S.A.B. de C.V. Series B	21,343,635	126,557,352	1.9%
# Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	47,806,756	0.7%
Other Securities		186,486,484	2.6%
TOTAL — MEXICO		699,778,405	10.1%
PHILIPPINES — (1.2%)
Common Stocks — (1.2%)
Other Securities		86,838,453	1.3%
POLAND — (3.8%)
Common Stocks — (3.8%)
Bank Millennium SA	6,521,691	30,003,507	0.4%
* Impexmetal SA	241,068	34,804,076	0.5%
* Polski Koncern Naftowy Orlen SA	5,302,445	91,914,788	1.3%
Other Securities		118,947,291	1.8%
TOTAL — POLAND		275,669,662	4.0%
SOUTH AFRICA — (10.6%)
Common Stocks — (10.6%)
ABSA Group, Ltd.	2,353,362	44,565,351	0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Barloworld, Ltd.	2,119,859	$58,741,261	0.9%
* Harmony Gold Mining Co., Ltd.	3,183,494	47,002,245	0.7%
Mittal Steel South Africa, Ltd.	2,658,860	47,191,108	0.7%
Nedbank Group, Ltd.	2,065,065	42,883,682	0.6%
Sanlam, Ltd.	26,607,057	85,874,548	1.2%
Sappi, Ltd.	1,311,653	24,474,323	0.4%
# Steinhoff International Holdings, Ltd.	8,423,118	27,868,019	0.4%
Telkom South Africa, Ltd.	1,022,486	24,596,600	0.4%
Other Securities		376,058,752	5.3%
TOTAL — SOUTH AFRICA		779,255,889	11.3%
SOUTH KOREA — (12.7%)
Common Stocks — (12.7%)
# Hyundai Motor Co., Ltd.	764,050	54,131,374	0.8%
# LG Electronics, Inc.	466,520	35,253,861	0.5%
POSCO ADR	1,060,011	126,459,312	1.9%
Samsung Corp.	632,820	33,129,361	0.5%
SK Corp., Ltd.	447,463	50,613,421	0.8%
Other Securities		627,542,691	8.9%
TOTAL COMMON STOCKS		927,130,020	13.4%
Rights/Warrants — (0.0%)
Other Securities		11,247	0.0%
TOTAL — SOUTH KOREA		927,141,267	13.4%
TAIWAN — (10.7%)
Common Stocks — (10.7%)
Chi Mei Optoelectronic Corp .	27,771,000	31,136,769	0.5%
China Development Financial Holding Corp.	66,805,870	26,862,901	0.4%
Mega Financial Holding Co., Ltd.	60,012,000	36,341,343	0.5%
* Taishin Financial Holdings Co., Ltd.	49,246,000	24,220,578	0.4%
United Microelectronics Corp.	93,546,474	54,565,576	0.8%
Other Securities		610,304,697	8.8%
TOTAL — TAIWAN		783,431,864	11.4%
THAILAND — (2.6%)
Common Stocks — (2.6%)
Other Securities		190,855,177	2.8%
Rights/Warrants — (0.0%)
Other Securities		153,263	0.0%
TOTAL — THAILAND		191,008,440	2.8%
TURKEY — (2.9%)
Common Stocks — (2.9%)
Turkiye Garanti Bankasi A.S.	4,310,290	23,799,220	0.4%
Other Securities		188,097,454	2.7%
TOTAL — TURKEY		211,896,674	3.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $5,675,000 FHLMC 6.275%(r), 09/01/36, valued at $5,320,976) to be repurchased at $5,239,755	$5,239	$5,239,000	0.1%
SECURITIES LENDING COLLATERAL — (6.0%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $479,593,438 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 03/01/19 to 03/01/37 & FNMA, rates ranging from 3.660% to 6.500%, maturities ranging from 06/01/07 to 05/01/47, valued at $447,831,510) to be repurchased at $439,115,219	439,050	439,050,459	6.3%
TOTAL INVESTMENTS — (100.0%) (Cost $4,299,280,444)		$7,312,908,034	106.1%

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $416,617 of securities on loan)	$6,868,619
Temporary Cash Investments at Value	5,239
Collateral Received from Securities on Loan at Value	439,050
Foreign Currencies at Value	3,327
Cash	4,962
Receivables:
Investment Securities Sold	9,852
Dividends, Interest and Tax Reclaims	16,545
Fund Shares Sold	1,021
Securities Lending Income	595
Prepaid Expenses and Other Assets	65
Total Assets	7,349,275
LIABILITIES:
Payables:
Upon Return of Securities Loaned	439,050
Investment Securities Purchased	5,288
Due to Advisor	556
Deferred Thailand Capital Gains Tax	9,007
Deferred Chilean Repatriation Tax	14
Accrued Expenses and Other Liabilities	673
Total Liabilities	454,588
NET ASSETS	$6,894,687
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	119,584,530
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$57.66
Investments at Cost	$3,854,991
Temporary Cash Investments at Cost	$5,239
Collateral Received from Securities on Loan at Cost	$439,050
Foreign Currencies at Cost	$3,276
NET ASSETS CONSIST OF:
Paid-In Capital	$3,679,706
Accumulated Net Investment Income (Loss)	46,909
Accumulated Net Realized Gain (Loss)	163,290
Deferred Thailand Capital Gains Tax	(9,007)
Net Unrealized Appreciation (Depeciation)	3,013,789
NET ASSETS	$6,894,687
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,747)	$79,230
Interest	576
Income from Securities Lending	2,831
Total Investment Income	82,637
Expenses
Investment Advisory Services Fees	2,818
Accounting & Transfer Agent Fees	273
Custodian Fees	2,239
Legal Fees	16
Audit Fees	24
Shareholders' Reports	31
Directors'/Trustees' Fees & Expenses	22
Other	68
Total Expenses	5,491
Net Investment Income (Loss)	77,146
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	166,921
Foreign Currency Transactions	(1,000)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,275,910
Translation of Foreign Currency Denominated Amounts	(198)
Deferred Thailand Capital Gains Tax	(236)
Net Realized and Unrealized Gain (Loss)	1,441,397
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,518,543

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$77,146	$87,319
Net Realized Gain (Loss) on:
Investment Securities Sold	166,921	191,697
Foreign Currency Transactions	(1,000)	(2,472)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,275,910	926,842
Translation of Foreign Currency Denominated Amounts	(198)	281
Deferred Thailand Capital Gains Tax	(236)	(4,652)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,518,543	1,199,015
Distributions From:
Net Investment Income	(30,440)	(89,423)
Net Short-Term Gains	(7,986)	(5,458)
Net Long-Term Gains	(183,897)	(53,393)
Total Distributions	(222,323)	(148,274)
Capital Share Transactions (1):
Shares Issued	615,672	1,397,138
Shares Issued in Lieu of Cash Distributions	220,275	129,459
Shares Redeemed	(75,392)	(156,490)
Net Increase (Decrease) from Capital Share Transactions	760,555	1,370,107
Total Increase (Decrease) in Net Assets	2,056,775	2,420,848
Net Assets
Beginning of Period	4,837,912	2,417,064
End of Period	$6,894,687	$4,837,912
(1) Shares Issued and Redeemed:
Shares Issued	12,441	34,302
Shares Issued in Lieu of Cash Distributions	4,810	3,503
Shares Redeemed	(1,488)	(4,043)
	15,763	33,762
Accumulated Net Investment Income (Loss) at End of Period	$46,909	$3,675

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$46.60	$34.50	$27.57	$19.25	$12.81	$12.28
Income from Investment Operations
Net Investment Income (Loss)	0.71	(A)	1.03	(A)	0.99	(A)	0.52	0.33	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	12.46	12.95	7.42	8.42	6.45	0.83
Total from Investment Operations	13.17	13.98	8.41	8.94	6.78	1.06
Less Distributions
Net Investment Income	(0.28)	(1.04)	(0.88)	(0.41)	(0.34)	(0.32)
Net Realized Gains	(1.83)	(0.84)	(0.60)	(0.21)	—	(0.21)
Total Distributions	(2.11)	(1.88)	(1.48)	(0.62)	(0.34)	(0.53)
Net Asset Value, End of Period	$57.66	$46.60	$34.50	$27.57	$19.25	$12.81
Total Return	29.44	%(C)	42.14%	31.60%	47.38%	53.30%	8.79%
Net Assets, End of Period (thousands)	$6,894,687	$4,837,912	$2,417,064	$1,172,950	$617,723	$345,597
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.22%	0.29%	0.34%	0.42%	0.40%
Ratio of Net Investment Income to Average Net Assets	2.75	%(B)	2.57%	3.23%	2.33%	2.39%	1.67%
Portfolio Turnover Rate	4	%(C)	9%	7%	8%	10%	15%

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $114 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2007, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $5 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$860,809
Sales	247,929

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$206	$(206)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gain	Total
2005	$52,904	$24,479	$77,383
2006	94,881	53,393	148,274

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$11,243	$183,833	$195,076

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Fund had no capital loss carryforwards available to offset future realized capital gains.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2006, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $2,069 and $2,932, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,300,732	$3,086,872	$(74,696)	$3,012,176

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Fund under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Fund under this line of credit during the six months ended May 31, 2007.

H.  Securities Lending:

As of May 31, 2007, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund's investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Directors (the "Board") of Dimensional Emerging Markets Value Fund Inc. (the "Fund") considered the continuation of the Fund's investment management agreement (the "Advisory Agreement.").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolio. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

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DFA053107-005S

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.                                                     SCHEDULE OF INVESTMENTS.

The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of May 31, 2007.
–	Amounts designated as - are either zero or rounded to zero.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$920,091
*	Alpargatas SAIC	6,363	10,622
*	Banco Suquia SA	327,868	51,702
	BBVA Banco Frances SA	130,508	503,068
*	Capex SA Series A	131,575	427,541
*	Celulosa Argentina SA Series B	14,412	13,315
*	Central Puerto SA Series B	125,000	136,587
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	1,028,587
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	82,350
*	Endesa Costanera SA Series B	261,000	327,598
*	IRSA Inversiones y Representaciones SA	1,186,421	2,456,726
*	Juan Minetti SA	769,693	632,618
	Ledesma S.A.A.I.	885,405	747,468
*	Metrogas SA Series B	176,000	81,299
*	Molinos Rio de la Plata SA Series B	502,274	888,052
*	Polledo SA Industrial y Constructora y Financiera	50,000	6,563
	Siderar S.A.I.C. Series A	494,314	3,503,785
	Solvay Indupa S.A.I.C.	1,229,322	1,527,337
	Tenaris SA	140,000	3,349,442
*	Transportadora de Gas del Sur SA Series B	364,679	562,290
TOTAL — ARGENTINA			17,257,041

BRAZIL — (9.5%)
COMMON STOCKS — (1.5%)
	Arcelor Brasil SA	1,751,487	46,043,776
*	Avipal SA Avicultura e Agropecua	12,500,000	85,502
	Brasil Telecom Participacoes SA	51,256	1,337,853
	Companhia Siderurgica Nacional SA	931,400	48,053,646
	Eternit SA	829,920	4,242,485
	Industrias Romi SA	82,800	730,588
	Perdigao SA ADR	234,500	8,442,000
*	Plascar Participacoes Industriais SA	11,011,692	584,692
*	Tele Norte Celular Participacoes SA	50,064,513	29,450
	Tele Norte Leste Participacoes SA	51,468	1,939,762
	Telemig Celular Participacoes SA	52,346,436	295,385
	Tim Participacoes SA	98,549,241	551,486
*	Vivo Participacoes SA	56,706	451,641
TOTAL COMMON STOCKS			112,788,266

PREFERRED STOCKS — (8.0%)
	Acesita SA	413,076	15,245,751
	Aracruz Celulose SA Sponsored ADR	89,300	5,373,181
	Bradespar SA	11,404	434,551
	Brasil Telecom Participacoes SA Preferred Shares	1,984	24,716
	Braskem SA Preferred A	1,479,200	12,628,256
	Braskem SA Special Preferred A Sponsored ADR	506,100	8,568,273
	Centrais Electricas de Santa Catarina SA	259,400	5,495,877
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	4,992,735
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	24,400	822,768
	Companhia Brasileira de Petroleo Ipiranga SA	1,040,800	12,949,047
	Companhia de Tecidos Norte de Minas	26,467,500	4,684,513
	Confab Industrial SA	1,954,890	7,123,493
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	299,927
	Duratex SA	805,100	22,983,698
	Forjas Taurus SA	591,500	2,952,881
	Gerdau SA	1,222,542	27,518,332
	Gerdau SA Sponsored ADR	1,042,810	23,713,499
	Globex Utilidades SA	34,076	665,200
*	Inepar Industria e Construcoes SA	7,896	115,090
	Investimentos Itau SA	5,926,982	37,116,915
*	Itausa - Investimentos Itau SA	60,597	379,480
	Klabin SA	8,361,300	27,638,863
	Magnesita SA Series A	140,483,000	2,062,270
	Mahle-Metal Leve SA Industria e Comercio	4,000	78,709
	Marcopolo SA	1,454,700	4,770,750
	Metalurgica Gerdau SA	2,366,200	70,086,819
	Refinaria de Petroleo Ipiranga SA	12,600	292,863
	Sadia SA	3,082,282	15,836,608
	Sadia SA ADR	342,300	17,559,990
*	Santista Textil SA	29,600	345,154
	Sao Paulo Alpargatas SA	37,800	3,050,171
	Suzano Papel e Celullose SA	2,299,139	27,766,801
	Suzano Petroquimica SA	1,016,323	2,698,203
*	Tele Norte Celular Participacoes SA	1,390,958	290
	Tele Norte Leste Participacoes SA	7,538	143,226
	Telemar Norte Leste SA	631,500	17,028,475
	Telemig Celular Participacoes SA	1,437,809	3,533
	Tim Participacoes SA	954,627,105	3,498,477
	Ultrapar Participacoes SA	26,800	826,182
	Ultrapar Participacoes SA Sponsored ADR	118,300	3,601,052
	Uniao des Industrias Petroquimicas SA Series B	5,879,158	5,876,098
	Unibanco-Uniao de Bancos Brasileiros SA GDR	201,400	22,619,234
	Unibanco-Uniao de Bancos Brasileiros Units SA	271,000	3,034,466
	Usinas Siderurgicas de Minas Gerais SA Series A	2,120,025	118,085,724
	Vale do Rio Doce Series B	239,144	—
	Vivo Participacoes SA	890	4,346
	Votorantim Celulose e Papel SA	629,975	13,753,853
	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	25,545,030
	Whirlpool SA	527,534	1,351,102
TOTAL PREFERRED STOCKS			581,646,472

RIGHTS/WARRANTS — (0.0%)
* Telemig Celular Participacoes SA Rights 05/31/07	17,541	7
* Telemig Celular Participacoes SA Rights 06/09/07	638,626	668
TOTAL RIGHTS/WARRANTS		675
TOTAL — BRAZIL		694,435,413

CHILE — (2.7%)
COMMON STOCKS — (2.7%)
Banco de Credito e Inversiones SA Series A	54,733	1,749,457
Banmedica SA	347,000	458,837
CAP SA (Compania de Aceros del Pacifico)	199,310	3,526,604
Cementos Bio-Bio SA	585,008	1,702,934
Compania Cervecerias Unidas SA	143,000	1,006,659
Compania de Consumidores de Gas Santiago SA	124,667	664,132
Compania de Telecomunicaciones de Chile SA Series A	2,486,405	5,913,254
Compania de Telecomunicaciones de Chile SA Series B	372,166	747,023
* Compania SudAmericana de Vapores SA	6,734,135	12,556,036
Compania Telecomunicaciones de Chile SA Sponsored ADR	1,108,700	10,643,520
Corpbanca SA	1,044,617,607	6,250,613
Cristalerias de Chile SA	227,274	2,802,008
CTI SA (Cia Tecno Industrial)	4,900,000	316,971
Distribucion y Servicio D&S SA ADR	11,500	356,960
Empresa Nacional de Electricidad SA	2,694,503	4,198,626
Empresa Nacional de Telecomunicaciones SA	116,880	1,969,126
Empresas CMPC SA	637,352	21,463,338
Empresas Copec SA	947,488	13,826,547
Empresas Iansa SA	24,217,871	2,884,396
Enersis SA	31,903,095	11,866,543
Enersis SA Sponsored ADR	3,867,665	71,087,683
Industrias Forestales SA	2,972,676	950,170
Inversiones Frimetal SA	4,900,000	—
* Madeco Manufacturera de Cobre SA Sponsored ADR	146,100	1,908,066
* Madeco SA	38,949,259	5,009,456
Masisa SA	3,620,083	998,622
Minera Valparaiso SA	7,500	201,199
Parque Arauco SA	2,474,668	3,083,918
Sociedad Quimica y Minera de Chile SA Series A	43,364	734,284
Sociedad Quimica y Minera de Chile SA Series B	481,533	7,933,934
Soquimic Comercial SA	198,000	88,527
Vina de Concha y Toro SA	350,000	712,519
* Vina San Pedro SA	15,462,882	153,305
Watt’s SA	163,489	111,668
TOTAL — CHILE		197,876,935

CZECH REPUBLIC — (0.5%)
COMMON STOCKS — (0.5%)
CEZ A.S.	74,076	3,784,508
# Telefonica 02 Czech Republic A.S.	1,009,839	29,311,786

*	Unipetrol A.S.	170,163	2,221,423
TOTAL — CZECH REPUBLIC			35,317,717

HUNGARY — (2.6%)
COMMON STOCKS — (2.6%)
*	Danubius Hotel & Spa NYRT	138,417	7,241,046
#	Egis Gyogyszergyar NYRT	115,885	13,689,092
*	Fotex NYRT	971,495	4,645,906
*	Linamar Hungary NYRT	100,770	2,025,132
	MOL Hungarian Oil & Gas NYRT	1,107,029	142,455,655
*	Pannonplast RT	110,028	2,681,875
*	RABA Automotive Holding P.L.C.	255,327	2,270,470
*	Synergon Information Systems	134,656	1,019,755
	Tiszai Vegyi Kombinat RT	264,552	11,131,992
	Zwack Unicum RT	387	34,288
TOTAL — HUNGARY			187,195,211

INDIA — (12.4%)
COMMON STOCKS — (12.4%)
	Aarti Industries, Ltd.	177,514	108,130
*	Abhishek Industries, Ltd.	92,524	42,206
	Adani Enterprises, Ltd.	1,094,447	6,375,710
	Aditya Birla Nuvo, Ltd.	150,491	5,226,107
	Adlabs Films, Ltd.	86,755	1,108,462
	Aftek, Ltd.	866,625	1,558,203
*	Agro Tech Foods, Ltd.	136,705	423,303
	Alembic, Ltd.	619,600	982,125
	Alok Industries, Ltd.	736,832	1,061,926
	Ambuja Cements, Ltd.	3,753,732	10,505,759
	Amtek Auto, Ltd.	265,822	2,649,213
	Apollo Hospitals Enterprise, Ltd.	126,465	1,546,037
	Apollo Tyres, Ltd.	175,197	1,555,798
*	Aptech, Ltd.	20,996	160,609
	Arvind Mills, Ltd.	1,330,891	1,506,642
	Ashok Leyland, Ltd.	6,035,668	5,557,209
	Aurobindo Pharma, Ltd.	215,126	3,637,974
	Avaya Globalconnect, Ltd.	21,933	190,909
	Aztecsoft, Ltd.	154,842	345,636
	Bajaj Auto Finance, Ltd.	89,482	866,200
	Bajaj Auto, Ltd.	66,284	3,641,674
	Balaji Telefilms, Ltd.	204,578	1,112,490
	Ballarpur Industries, Ltd.	886,062	2,560,422
	Balmer Lawrie & Co., Ltd.	48,430	498,036
	Balrampur Chini Mills, Ltd.	203,381	372,774
	Bank of Maharashtra, Ltd.	410,000	493,114
	Bank of Rajasthan, Ltd.	351,617	487,335
	BASF India, Ltd.	99,750	652,639
*	Bata India, Ltd.	98,732	416,265
	Bharat Earth Movers, Ltd.	104,405	2,690,149
	Bharati Shipyard, Ltd.	30,210	356,385

*	Bhushan Steel & Strips, Ltd.	146,706	2,387,218
	Biocon, Ltd.	150,567	1,720,841
	Blue Star Infotech, Ltd.	12,900	36,402
	BOC India, Ltd.	300,919	1,054,829
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	867,973
*	Ceat, Ltd.	136,470	611,806
	Century Enka, Ltd.	133,495	456,198
	Century Textiles & Industries, Ltd.	277,738	4,169,131
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	1,907,513
	Cholamandalam DBS Finance, Ltd.	347	1,158
	City Union Bank, Ltd.	83,910	411,782
	Clariant Chemicals (India), Ltd.	2,398	18,012
	CMC, Ltd.	3,267	96,547
	Coromandel Fertilisers, Ltd.	136,536	252,206
	Cranes Software International, Ltd.	313,759	883,515
	Cummins India, Ltd.	50,000	376,089
*	Dabur Pharma, Ltd.	55,164	97,081
	Dalmia Cement (Bharat), Ltd.	28,800	228,811
*	DCM Shriram Consolidated, Ltd.	210,988	393,051
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	829,740
	Dhampur Sugar Mills, Ltd.	91,465	154,836
*	Dish TV India, Ltd.	1,147,399	3,779,451
	D-Link (India), Ltd.	118,369	225,047
	Dr. Reddy’s Laboratories, Ltd.	617,398	9,907,736
	E.I.D. - Parry (India), Ltd.	357,212	1,031,870
	Eicher Motors, Ltd.	12,456	103,170
	EIH, Ltd.	838,287	2,065,734
	Elder Pharmaceuticals, Ltd.	97,715	950,861
	Electrosteel Casings, Ltd.	51,369	494,403
	Elgi Equipments, Ltd.	174,405	216,717
*	Escorts, Ltd.	388,991	1,188,891
*	Essar Steel, Ltd.	2,252,393	2,045,111
	Essel Propack, Ltd.	442,637	755,715
	Eveready Industries (India), Ltd.	351,390	443,415
	Everest Industries, Ltd.	23,275	58,351
	Exide Industries, Ltd.	1,078,610	1,229,889
	FDC, Ltd.	179,858	146,619
	Federal Bank, Ltd.	510,924	3,377,623
	Finolex Cables, Ltd.	537,055	1,145,436
	Finolex Industries, Ltd.	695,629	1,407,002
	Gammon India, Ltd.	111,404	1,064,209
	Garden Silk Mills, Ltd.	52,000	73,268
	Geometric Software Solutions Co., Ltd.	73,022	212,576
	GHCL, Ltd.	30,000	95,671
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	75,388
	Godrej Industries, Ltd.	6,000	27,607
*	Goetze (India), Ltd.	9,785	60,761
	Great Eastern Shipping Co., Ltd.	825,643	6,155,497
	Great Offshore, Ltd.	206,410	3,933,418
*	GTL Infrastructure, Ltd.	544,800	565,632
	GTL, Ltd.	697,870	3,367,863
	Gujarat Alkalies & Chemicals, Ltd.	471,803	1,734,873

	Gujarat Fluorochemicals, Ltd.	50,745	784,937
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,706,840
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	2,037,060
	H.E.G., Ltd.	129,459	556,755
	HCL Infosystems, Ltd.	174,000	702,864
	HCL Technologies, Ltd.	349,200	2,962,571
	HDFC Bank, Ltd.	241,906	6,837,912
*	Himachal Futuristic Communications, Ltd.	3,436,502	1,885,397
	Himatsingka Seide, Ltd.	137,216	371,606
	Hinduja TMT, Ltd.	65,909	953,065
	Hindustan Construction Co., Ltd.	1,093,222	2,613,819
*	Hindustan Motors, Ltd.	769,723	624,315
	Hindustan Sanitaryware & Industries, Ltd.	24,608	55,013
	Hotel Leelaventure, Ltd.	1,602,335	2,289,787
*	HTMT Global Solutions, Ltd.	65,909	—
	I.B.P. Co., Ltd.	7,999	101,171
	ICI India, Ltd.	47,767	622,058
	ICICI Bank Sponsored ADR	949,468	45,147,203
	iGate Global Solutions, Ltd.	20,446	172,146
*	India Cements, Ltd.	1,297,654	5,764,043
	India Glycols, Ltd.	115,658	413,531
	Indiabulls Financial Services, Ltd.	6,234	81,721
*	Indiabulls Real Estate, Ltd.	6,234	59,116
	Indian Hotels Co., Ltd.	2,942,890	10,565,963
	Indian Petrochemicals Corp., Ltd.	1,322,534	11,544,957
	Indo Rama Synthetics (India), Ltd.	202,314	248,909
*	Indoco Remedies, Ltd.	500	3,860
*	IndusInd Bank, Ltd.	1,816,067	2,050,790
	Industrial Development Bank of India, Ltd.	3,178,422	7,496,725
	IPCA Laboratories, Ltd.	94,786	1,472,826
*	Ispat Industries, Ltd.	2,195,639	840,674
	IVRCL Infrastructures & Projects, Ltd.	67,260	583,168
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	718,618
	Jammu & Kashmir Bank, Ltd.	222,503	3,522,818
	JBF Industries, Ltd.	35,983	112,410
*	Jet Airways (India), Ltd.	244,572	4,655,675
	Jindal Poly Films, Ltd.	21,594	81,179
	Jindal Saw, Ltd.	162,712	2,314,693
	Jindal Stainless, Ltd.	774,612	2,945,580
	Jindal Steel & Power, Ltd.	113,229	8,994,910
	JK Tyre and Industries, Ltd.	119,005	408,176
	JSW Steel, Ltd.	1,091,845	16,362,498
	Jubilant Organosys, Ltd.	138,688	974,212
	Karnataka Bank, Ltd.	256,552	1,079,302
	Karur Vysya Bank, Ltd.	87,485	632,207
	Kesoram Industries, Ltd.	204,223	2,042,803
	Kirloskar Oil Engines, Ltd.	229,180	1,566,142
	Kohinoor Foods, Ltd.	95,364	153,171
	LANXESS ABS, Ltd.	32,052	135,308
	LIC Housing Finance, Ltd.	423,699	1,764,240
	Maharashtra Scooters, Ltd.	13,612	95,224
	Mahindra & Mahindra, Ltd.	556,166	10,425,936

	Maruti Udyog, Ltd.	544,780	10,995,760
	Mastek, Ltd.	83,250	613,922
	Matrix Laboratories, Ltd.	490,684	2,865,905
*	Megasoft, Ltd.	60,998	190,592
	Merck, Ltd.	29,241	307,184
	MIRC Electronics, Ltd.	229,924	103,924
	Mirza International, Ltd.	5,000	4,154
	Monnet Ispat, Ltd.	19,465	131,367
	Monsanto India, Ltd.	1,217	43,225
	Moser Baer (India), Ltd.	581,535	6,188,080
	Mphasis, Ltd.	292,087	2,216,391
	MRF, Ltd.	17,453	1,802,992
*	Mukand, Ltd.	379,410	864,284
	Mukta Arts, Ltd.	30,300	82,512
	Nagarjuna Construction Co., Ltd.	574,251	2,279,148
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	1,607,097
*	Nahar Capital & Financial Services, Ltd.	51,549	—
*	Nahar Spinning Mills, Ltd.	51,549	116,796
	Natco Pharma, Ltd.	110,241	393,239
	National Organic Chemical Industries, Ltd.	1,279,177	853,948
	Navneet Publications (India), Ltd.	118,740	179,406
*	Netflier Technologies, Ltd.	39,668	186,399
	NIIT Technologies, Ltd.	126,960	1,889,500
	NIIT, Ltd.	19,941	431,383
	Nirma, Ltd.	280,992	1,363,657
	OCL India, Ltd.	82,078	304,194
	Omax Autos, Ltd.	64,810	147,404
*	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,864,822
	Patni Computer Systems, Ltd.	315,650	4,154,993
*	Pentamedia Graphics, Ltd.	658,344	76,665
	Petronet LNG, Ltd.	1,859,989	2,381,389
	Polaris Software Lab, Ltd.	396,842	1,561,175
	Polyplex Corp., Ltd.	41,389	115,919
	Pricol, Ltd.	49,154	40,424
*	Prism Cements, Ltd.	358,139	293,738
	PSL, Ltd.	62,792	364,337
	PTC India, Ltd.	64,837	102,881
	Punjab Tractors, Ltd.	306,462	2,381,595
	Rain Calcining, Ltd.	752,792	648,924
	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	71,250
	Rallis India, Ltd.	15,926	140,411
*	Rama Newsprint & Papers, Ltd.	21,052	17,286
	Raymond, Ltd.	288,315	2,306,603
	REI Agro, Ltd.	195,681	937,975
	Reliance Capital, Ltd.	339,307	7,997,715
*	Reliance Communications, Ltd.	6,786,159	84,469,072
*	Reliance Energy, Ltd.	508,961	6,771,925
	Reliance Industries, Ltd.	6,886,159	299,507,272
*	Reliance Natural Resources, Ltd.	6,786,159	6,055,385
	Rico Auto Industries, Ltd.	160,452	165,184
	Rolta India, Ltd.	321,636	3,641,660
	Ruchi Soya Industries, Ltd.	188,271	1,860,648

*	Samtel Colour, Ltd.	77,810	32,239
	Sesa Goa, Ltd.	8,700	361,608
*	Shasun Chemicals & Drugs, Ltd.	94,986	272,704
	Shriram Transport Finance Co., Ltd.	105,855	411,561
*	Sical Logistics, Ltd.	3,414	20,047
	SKF India, Ltd.	10,201	114,812
	Sona Koyo Steering Systems, Ltd.	59,284	72,348
	Sonata Software, Ltd.	457,576	616,524
*	South East Asia Marine Engineering Services, Ltd.	28,335	133,336
	South India Bank, Ltd.	219,375	545,248
	Srei Infrastructure Finance, Ltd.	692,456	1,226,891
	SRF, Ltd.	266,306	1,037,534
	Sterlite Industries (India), Ltd. Series A	2,076,364	27,944,912
	Sterlite Optical Technologies, Ltd.	274,890	1,411,702
	Strides Arcolab, Ltd.	126,300	1,035,878
	Subros, Ltd.	14,778	83,934
	Sundram Fastners, Ltd.	38,520	63,821
	Supreme Petrochem, Ltd.	101,631	55,445
*	Swaraj Engines, Ltd.	14,132	57,840
*	Syndicate Bank	1,195,706	2,273,954
	Tata Chemicals, Ltd.	1,092,020	6,911,254
	Tata Investment Corp., Ltd.	57,960	630,528
	Tata Metaliks, Ltd.	26,681	86,460
	Tata Motors, Ltd.	285,012	5,351,892
*	Tata Steel, Ltd.	1,904,649	29,814,763
	Tata Tea, Ltd.	166,270	3,784,320
	Tele Data Informatics, Ltd.	534,517	917,232
	Trent, Ltd.	12,081	212,906
	Tube Investments of India, Ltd.	486,775	946,739
	TVS Motor Co., Ltd.	1,082,101	1,759,518
	Ucal Fuel Systems, Ltd.	24,245	61,511
	Unichem Laboratories, Ltd.	64,206	412,618
	United Phosphorus, Ltd.	176,000	1,228,552
	Usha Martin, Ltd.	203,415	1,246,437
	UTI Bank, Ltd.	1,318,949	18,925,897
*	Uttam Galva Steels, Ltd.	305,386	257,582
	Vardhman Textiles, Ltd.	88,383	436,858
	Varun Shipping Co.	549,032	768,547
	Videocon Industries, Ltd.	35,767	435,340
	Videsh Sanchar Nigam, Ltd.	929,481	10,578,230
*	Videsh Sanchar Nigam, Ltd. ADR	37,900	850,097
*	Welspun India, Ltd.	37,142	64,509
	Welspun-Gujarat Stahl Rohren, Ltd.	787,428	3,483,366
*	Wire & Wireless India, Ltd.	997,738	1,824,456
	Wockhardt, Ltd.	55,639	570,636
	Wyeth, Ltd.	6,540	88,051
	Zee Entertainment Enterprises, Ltd.	1,995,477	15,435,324
*	Zee News, Ltd.	902,155	1,056,458
	Zensar Technologies, Ltd.	68,072	615,747
	Zuari Industries, Ltd.	127,958	536,471
TOTAL COMMON STOCKS			906,276,236

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	66,690

RIGHTS/WARRANTS — (0.0%)
*	Trent, Ltd. Rights 06/15/07	2,416	12,495
TOTAL — INDIA			906,355,421

INDONESIA — (3.0%)
COMMON STOCKS — (3.0%)
*	PT Agis Tbk	15,327,500	5,598,457
*	PT Apac Citra Centretex Tbk	774,000	10,068
	PT Apexindo Pratama Tbk	2,914,500	669,604
	PT Asahimas Flat Glass Tbk	5,333,500	1,893,365
	PT Astra Graphia Tbk	18,779,000	1,550,230
	PT Astra International Tbk	8,664,000	16,130,812
*	PT Bakrie & Brothers Tbk	200,594,500	6,815,815
*	PT Bakrieland Development Tbk	92,752,750	3,323,482
	PT Bank Niaga Tbk	58,048,000	5,732,993
*	PT Bank Pan Indonesia Tbk	141,853,326	9,829,217
	PT Berlian Laju Tanker Tbk	54,456,800	12,039,494
*	PT Bhakti Investama Tbk	37,610,500	5,799,836
*	PT Budi Acid Jaya Tbk	6,410,000	181,796
	PT Charoen Pokphand Indonesia Tbk	13,979,000	1,456,909
	PT Ciputra Surya Tbk	17,718,000	2,598,063
	PT Clipan Finance Indonesia Tbk	12,461,000	605,011
*	PT Davomas Adabi Tbk	142,035,000	4,500,292
*	PT Delta Dunia Petronda Tbk	593,500	55,852
*	PT Dynaplast Tbk	3,040,000	309,958
	PT Enseval Putera Megatrading Tbk	11,535,000	1,124,257
*	PT Ever Shine Textile Tbk	19,347,215	212,607
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	1,677,000	2,114,498
*	PT Hero Supermarket Tbk	220,000	104,679
*	PT Holcim Indonesia Tbk	5,732,500	495,173
	PT Indofood Sukses Makmur Tbk	25,723,500	5,036,375
	PT Indo-Rama Synthetics Tbk	7,901,320	498,314
	PT International Nickel Indonesia Tbk	7,522,000	46,962,506
	PT Jaya Real Property Tbk	25,947,500	4,762,088
*	PT Karwell Indonesia Tbk	1,466,500	34,889
	PT Kawasan Industry Jababeka Tbk	104,408,000	2,668,261
	PT Lautan Luas Tbk	7,721,000	481,913
	PT Lippo Karawaci Tbk	29,935,500	5,223,965
	PT Matahari Putra Prima Tbk	29,674,400	2,554,512
	PT Mayorah Indah Tbk	8,807,572	1,639,216
*	PT Medco Energi International Tbk	31,249,000	12,671,557
	PT Metrodata Electronics Tbk	18,582,000	405,205
	PT Mitra Adiperkasa Tbk	1,156,000	106,237
*	PT Modern Photo Tbk	1,266,500	54,164
*	PT Multipolar Corp.Tbk	7,188,750	104,449

*	PT Panasia Indosyntec Tbk	403,200	18,271
*	PT Panin Insurance Tbk	30,688,500	1,186,310
*	PT Panin Life Tbk	37,823,500	720,479
*	PT Petrosea Tbk	76,000	55,106
*	PT Polychem Indonesia Tbk	9,300,000	265,334
	PT Ramayana Lestari Sentosa Tbk	330,000	28,844
	PT Samudera Indonesia Tbk	415,500	353,352
	PT Selamat Semp Tbk	10,624,000	382,137
	PT Semen Gresik Tbk	7,840,091	38,497,578
*	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	3,533,721
	PT Summarecon Agung Tbk	3,150,000	557,011
*	PT Sunson Textile Manufacturer Tbk	6,012,000	170,273
*	PT Suparma Tbk	3,995,345	136,150
*	PT Surya Dumai Industri Tbk	5,145,000	209,833
	PT Surya Toto Indonesia Tbk	46,400	36,796
*	PT Suryainti Permata Tbk	4,344,500	485,895
	PT Tempo Scan Pacific Tbk	64,660,000	6,320,835
	PT Tigaraksa Satria Tbk	718,200	20,138
	PT Trias Sentosa Tbk	29,527,200	784,061
	PT Trimegah Sec Tbk	34,298,000	1,131,850
	PT Tunas Ridean Tbk	10,810,000	1,131,084
	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	769,249
	PT Unggul Indah Cahaya Tbk	371,435	113,088
TOTAL COMMON STOCKS			223,263,514

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	7,865,025	146,127
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	5,451,425	80,286
TOTAL RIGHTS/WARRANTS			226,413
TOTAL — INDONESIA			223,489,927

ISRAEL — (3.5%)
COMMON STOCKS — (3.5%)
*	Afcon Industries, Ltd.	2,102	18,409
	Albad Massuot Yitzhak, Ltd.	53,055	625,578
*	Alvarion, Ltd.	4,828	40,338
	American Israeli Paper Mills, Ltd.	23,254	1,378,587
	Ashtrom Properties, Ltd.	171,400	205,900
*	Azorim Investment Development & Construction Co., Ltd.	299,403	3,713,897
	Bank Hapoalim B.M.	14,182,489	76,729,595
	Bank Leumi Le-Israel	13,378,631	56,734,088
	Bank of Jerusalem, Ltd.	71,150	111,923
	Baran Group, Ltd.	90,555	1,897,438
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	491,477
	Clal Industries, Ltd.	773,796	4,825,510
*	Delta-Galil Industries, Ltd.	131,707	913,742
	Dexia Isreal, Ltd.	1,050	109,517
	Discount Investment Corp.	283,611	10,005,968
	Elbit Medical Imaging, Ltd.	168,210	7,511,479
*	Electra (Israel), Ltd.	13,319	2,766,406

*	Electra Consumer Products	63,603	663,790
*	Elron Electronic Industries, Ltd.	274,956	4,241,600
*	Feuchtwanger Investments 1984, Ltd.	10,500	31
*	First International Bank of Israel, Ltd.	752,360	2,066,110
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	3,920,889
*	Formula Systems (1985), Ltd.	91,685	1,308,117
*	Formula Vision Technologies, Ltd.	342,725	246,452
*	Granite Hacarmel Investments, Ltd.	142,500	337,460
*	GTC Real Estate NV	3,052	50,183
	IDB Development Corp., Ltd. Series A	299,281	12,987,698
	Industrial Building Corp., Ltd.	937,191	2,782,320
	Israel Cold Storage & Supply Co., Ltd.	7,000	69,491
	Israel Corp., Ltd. Series A	3,576	2,662,773
*	Israel Petrochemical Enterprises, Ltd.	238,177	2,695,554
	Israel Salt Industries, Ltd.	158,462	1,238,396
*	Israel Steel Mills, Ltd.	97,000	931
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	576,187
*	Kardan Israel, Ltd.	2,237	9,865
*	Knafaim Arkia Holdings, Ltd.	117,857	976,673
*	Koor Industries, Ltd.	149,180	9,332,574
	Leader Holding & Investments, Ltd.	197,439	636,329
*	Liberty Properties, Ltd.	3,457	47,726
	Makhteshim-Agan Industries, Ltd.	227,355	1,650,885
*	Mer Industries, Ltd.	21,439	162,397
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	65,796
*	Metalink, Ltd.	21,794	123,456
*	Middle East Tube Co., Ltd.	46,200	124,535
*	Miloumor, Ltd.	167,676	743,418
*	Minrav Holdings, Ltd.	2,000	156,681
	Mivtach Shamir Holdings, Ltd.	10,944	251,874
*	Naphtha Israel Petroleum Corp.	407,900	275,977
*	OCIF Investments and Development, Ltd.	14,180	861,016
*	Orckit Communications, Ltd.	109,096	1,189,967
	Packer Plada, Ltd.	4,006	479,790
	Polgat Industries, Ltd. Series A	87,600	49,963
	Property and Building Corp., Ltd.	11,288	2,003,223
*	Retalix, Ltd.	71,662	1,477,300
*	Scailex Corp., Ltd.	423,455	3,943,164
	Shrem Fudim Kelner & Co., Ltd.	101,645	478,758
	Suny Electronic Inc., Ltd.	129,761	461,984
*	Super-Sol, Ltd. Series B	793,301	3,494,273
*	Team Computer & Systems, Ltd.	7,900	291,250
*	The Israel Land Development Co., Ltd.	234,969	2,063,856
*	Tower Semiconductor, Ltd.	578,773	956,494
* #	TTI Team Telecom International, Ltd. ADR	18,170	51,966
	Union Bank of Israel, Ltd.	499,194	2,693,250
	United Mizrahi Bank, Ltd.	1,696,011	13,217,416
	Urdan Industries, Ltd.	526,698	433,912
	Ytong Industries, Ltd.	174,250	186,006
TOTAL — ISRAEL			252,819,608

MALAYSIA — (5.4%)
COMMON STOCKS — (5.4%)
	A&M Realty Berhad	213,550	158,324
	Acoustech Berhad	474,400	132,097
*	Advance Synergy Berhad	2,326,000	194,150
	Advanced Synergy Capital Berhad	153,500	20,077
	Affin Holdings Berhad	9,733,600	6,729,298
	Aluminum Co. of Malaysia Berhad	250,000	94,213
*	AMBD Berhad	2,782,700	196,049
	AmInvestment Group Berhad	994,468	874,669
	AMMB Holdings Berhad	19,012,144	21,831,077
*	Ancom Berhad	413,437	104,727
	Ann Joo Resources Berhad	1,502,000	1,654,542
	APM Automotive Holdings Berhad	1,024,700	710,681
	Apollo Food Holdings Berhad	198,400	162,372
	Asas Dunia Berhad	524,700	160,242
*	Asia Pacific Land Berhad	5,644,300	906,381
	Asiatic Development Berhad	3,326,700	6,501,032
	Ayer Hitam Planting Syndicate Berhad	27,000	32,474
	Bandar Raya Developments Berhad	3,669,100	2,766,614
	Batu Kawan Berhad	2,309,250	6,150,243
*	Berjaya Capital Berhad	614,136	527,212
*	Berjaya Corp. Berhad	15,708,680	1,754,727
*	Berjaya Corp. Berhad ICULS	34,838,582	1,896,465
	Berjaya Land Berhad	4,343,000	1,330,801
	Bernas Padiberas Nasional Berhad	4,704,100	2,797,824
*	Bimb Holdings Berhad	1,544,700	546,199
	Bina Darulaman Berhad	118,000	32,966
	Binaik Equity Berhad	149,800	36,580
*	Bolton Properties Berhad	1,277,400	361,358
	Boustead Holdings Berhad	3,343,400	2,515,892
	Boustead Properties Berhad	343,700	343,373
	Cahya Mata Sarawak Berhad	1,401,400	947,633
	Chemical Co. of Malaysia Berhad	311,000	302,519
	Chin Teck Plantations Berhad	296,600	522,671
	Choo Bee Metal Industries Berhad	339,700	220,514
*	Compugates Holdings Berhad	5,000	1,766
	Cosway Corp. Berhad	854,100	302,446
*	Country Heights Holdings Berhad	174,000	42,174
	Courts Mammoth Berhad	1,582,000	423,046
*	Crest Builder Holdings Berhad	394,000	122,195
	Cycle & Carriage Bintang Berhad	249,800	169,012
*	Damansara Realty Berhad	5,487,800	595,027
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	222,167
*	DNP Holdings Berhad	1,131,800	683,610
	DRB-Hicom Berhad	7,715,700	4,004,742
*	Dunham-Bush (Malaysia) Berhad	128,115	127,910
	E&O Property Development Berhad	94,383	98,707
	Eastern & Oriental Berhad (6468754)	1,863,766	1,652,225
*	Eastern & Oriental Berhad (B19ZLW1)	283,149	237,450
	Eastern Pacific Industrial Corp. Berhad	414,400	257,614

*	ECM Libra Avenue Berhad	5,900,730	1,805,953
*	Ecofirst Consolidated Berhad	1,268,000	54,161
*	Edaran Otomobil Nasional Berhad	1,532,900	1,426,859
	Engtex Group Berhad	438,900	170,130
	EON Capital Berhad	1,374,607	2,729,645
	Esso Malaysia Berhad	905,500	788,834
	Faber Group Berhad	170,300	66,693
	Far East Holdings Berhad	388,800	584,473
	Focal Aims Holdings Berhad	424,000	43,649
*	Fountain View Development Berhad	2,573,200	109,460
	Gamuda Berhad	6,533,900	17,019,655
	General Corp. Berhad	1,681,400	689,883
	Globetronics Technology Berhad	360,000	31,818
	Glomac Berhad	1,544,100	627,285
	Gold IS Berhad	1,598,600	1,173,730
	Golden Hope Plantations Berhad	5,848,950	14,841,196
*	Golden Plus Holdings Berhad	201,000	33,393
*	Gopeng Berhad	273,900	66,784
	Grand United Holdings Berhad	977,700	162,796
*	Gula Perak Berhad	5,469,050	248,975
*	GuocoLand (Malaysia) Berhad	486,000	250,494
	Guthrie Ropel Berhad	191,700	389,213
	Hap Seng Consolidated Berhad	1,499,200	1,457,132
	Highlands and Lowlands Berhad	3,550,100	8,363,366
*	HIL Industries Berhad	373,285	41,926
*	Ho Hup Construction Co. Berhad	175,100	29,808
*	Ho Wah Genting Berhad	369,000	21,260
	Hong Leong Financial Group Berhad	1,249,437	2,282,945
	Hong Leong Industries Berhad	1,225,800	1,840,514
	Hume Industries (Malaysia) Berhad	537,667	711,791
	Hunza Properties Berhad	1,033,300	899,948
	Hwang-DBS (Malaysia) Berhad	908,700	679,859
	IGB Corp. Berhad	11,062,600	9,433,966
	IJM Corp. Berhad	5,964,800	14,414,956
	IJM Plantations Berhad	204,400	129,303
*	Insas Berhad	3,779,000	721,912
	Integrated Logistics Berhad	1,222,800	595,917
	IOI Properties Berhad	13,600	52,084
	Island & Peninsular Berhad	3,771,823	2,576,639
*	Jaks Resources Berhad	3,438,000	622,791
	Jaya Tiasa Holdings Berhad	1,128,700	1,619,549
	Jerneh Asia Berhad	265,700	172,184
*	Johan Holdings Berhad	228,000	15,362
	Johor Land Berhad	247,940	99,397
*	Jotech Holdings Berhad	5,937,000	237,238
	K & N Kenanga Holdings Berhad	2,209,100	663,519
*	Karambunai Corp. Berhad	6,839,800	261,007
	Keck Seng (Malaysia) Berhad	1,642,400	2,308,340
	Kian Joo Can Factory Berhad	3,506,780	1,207,067
*	KIG Glass Industrial Berhad	260,000	2,295
	Kim Hin Industry Berhad	453,800	181,796
	Kim Loong Resources Berhad	232,000	141,315

	KLCC Property Holdings Berhad	5,492,000	6,045,215
*	Knusford Berhad	153,300	89,696
	KPJ Healthcare Berhad	1,570,300	1,636,309
	KrisAssets Holdings Berhad	368,377	314,399
	KSL Holdings Berhad	127,100	95,077
	Kuala Lumpur Kepong Berhad	2,100,050	8,304,444
*	Kub Malaysia Berhad	6,829,000	1,075,606
*	Kuchai Development Berhad	345,600	118,294
	Kulim Malaysia Berhad	2,050,825	4,407,432
*	Kumpulan Europlus Berhad	1,702,900	390,582
	Kumpulan Fima Berhad	585,100	103,406
	Kwantas Corp. Berhad	123,000	180,050
*	Land & General Berhad	14,757,000	1,796,416
	Landmarks Berhad	1,847,200	1,048,104
*	LBS Bina Group Berhad	1,179,400	252,973
	Leader Universal Holdings Berhad	6,643,033	1,344,126
*	Leong Hup Holdings Berhad	1,469,800	484,786
*	Lien Hoe Corp. Berhad	1,997,150	140,549
*	Lion Corp Berhad	1,464,000	370,746
	Lion Diversified Holdings Berhad	2,683,300	6,725,719
	Lion Industries Corp. Berhad	4,734,381	2,482,679
	London Biscuits Berhad	218,100	106,120
	MAA Holdings Berhad	722,700	423,933
	Malayan Cement Berhad	67,500	34,194
*	Malaysia Building Society Berhad	419,000	111,450
	Malaysia Industrial Development Finance Berhad	7,028,400	3,042,295
*	Malaysian Airlines System Berhad	290,300	503,950
	Malaysian Bulk Carriers Berhad	3,126,625	2,941,137
	Malaysian Mosaics Berhad	354,240	169,450
	Malaysian National Reinsurance Berhad	1,150,800	1,537,924
*	Malaysian Plantations Berhad	5,187,100	4,428,053
*	Malaysian Resources Corp. Berhad	6,000,000	3,786,711
*	Marco Holdings Berhad	1,710,000	83,925
	MBM Resources Berhad	487,533	476,319
*	Measat Global Berhad	377,500	272,839
*	Mechmar Corp. (Malaysia) Berhad	868,800	127,494
*	Meda, Inc. Berhad	1,830,100	111,066
	Mega First Corp. Berhad	1,101,700	421,527
	Melewar Industrial Group Berhad	1,294,300	402,214
	Mentakab Rubber Co. (Malaya) Berhad	1,100	982
	Merge Housing Berhad	58,952	10,907
	Metro Kajang Holdings Berhad	535,333	231,934
*	Metroplex Berhad	817,000	—
*	Mieco Chipboard Berhad	873,900	263,196
	MK Land Holdings Berhad	6,748,700	1,855,810
	MMC Corp. Berhad	6,527,400	15,169,098
	MTD ACPI Engineering Berhad	2,287,200	1,177,820
	MTD Infraperdana Berhad	6,121,300	1,878,144
	Muda Holdings Berhad	706,000	70,621
	Muhibbah Engineering Berhad	727,300	1,501,650
*	MUI Properties Berhad	1,314,000	92,349
*	Mulpha International Berhad	11,817,500	6,606,812

*	Multi-Purpose Holdings Berhad	1,974,000	1,376,720
	Mutiara Goodyear Development Berhad	377,900	82,640
	MWE Holdings Berhad	458,000	136,526
	Mycron Steel Berhad	119,750	34,848
	Naluri Berhad	3,491,300	698,066
*	Nam Fatt Berhad	3,200,900	639,223
	Narra Industries Berhad	154,200	40,158
	NCB Holdings Berhad	2,381,700	2,062,282
	Negri Sembilan Oil Palms Berhad	167,600	175,027
	New Straits Times Press (Malaysia) Berhad	1,751,100	1,238,212
*	NV Multi Corp. Berhad	671,800	135,411
	Nylex (Malaysia) Berhad	328,550	133,834
	Oriental Holdings Berhad	2,898,116	4,479,849
	Oriental Interest Berhad	170,000	66,332
	OSK Holdings Berhad	5,309,618	4,490,488
	OSK Property Holdings Berhad	186,678	62,802
	OSK Ventures Interantional Berhad	66,000	45,379
	P.I.E. Industrial Berhad	323,600	329,984
	Pacific & Orient Berhad	267,842	125,380
	Pacificmas Berhad	305,000	303,323
*	Pan Malaysia Cement Works Berhad	1,271,800	80,643
	Panasonic Manufacturing Malaysia Berhad	339,180	943,491
*	Paracorp Berhad	252,000	741
	Paramount Corp. Berhad	203,900	138,484
	PBA Holdings Berhad	1,502,500	570,321
	Pelikan International Corp. Berhad	148,680	217,499
*	Permaju Industries Berhad	1,714,300	336,271
	Petaling Garden Berhad	871,000	638,476
	Petronas Dagangan Berhad	970,900	2,129,243
*	Pilecom Engineering Berhad	105,000	8,496
	PJ Development Holdings Berhad	2,588,800	544,493
	PK Resources Berhad	25,000	6,076
	Pos Malaysia & Services Holdings Berhad	3,433,817	4,187,361
	PPB Group Berhad	6,909,466	14,644,542
	Premium Nutrients Berhad	513,100	34,936
*	Prime Utilities Berhad	46,000	5,871
*	Promet Berhad	140,000	—
*	Protasco Berhad	282,200	81,538
	Proton Holdings Berhad	3,652,500	5,744,090
*	Pulai Springs Berhad	159,800	55,955
*	Ramunia Holdings Berhad	1,277,000	511,917
	Ranhill Berhad	4,323,500	2,161,521
*	RB Land Holdings Berhad	742,900	235,374
	RHB Capital Berhad	11,729,900	16,377,106
*	Salcon Berhad	574,000	127,305
	Sapura Resources Berhad	286,800	33,824
	Sapura Telecommunications Berhad	155,152	72,955
	Sarawak Energy Berhad	4,271,000	2,685,175
	Sarawak Oil Palms Berhad	150,700	160,167
	Scientex Inc. Berhad	632,400	258,677
	Selangor Dredging Berhad	1,112,700	293,920
	Shangri-La Hotels (Malaysia) Berhad	706,000	601,785

	Shell Refining Co. Federation of Malaysia Berhad	82,900	248,911
	SHL Consolidated Berhad	943,700	522,482
*	Silverstone Corp. Berhad	8,690	166
	Sime Darby Berhad	355,980	1,049,262
	Sime Engineering Services Berhad	222,000	155,342
*	Sino Hua-an International	153,000	65,181
*	South East Asia Lumber, Inc. Berhad	228,800	29,603
	Southern Acids (Malaysia) Berhad	44,000	19,473
	Southern Steel Berhad	865,300	428,163
	Store Corp. Berhad	124,630	145,426
	Subur Tiasa Holdings Berhad	438,600	665,641
*	Sumatec Resources Berhad	921,700	236,637
	Sunrise Berhad	2,371,000	2,540,412
	Sunway City Berhad	2,358,700	3,352,789
*	Sunway Holdings, Inc. Berhad	4,443,600	1,542,071
	Suria Capital Holdings Berhad	1,181,600	309,252
	TA Enterprise Berhad	10,119,100	4,620,245
*	Talam Corp. Berhad	5,944,350	445,286
*	Tamco Corp. Holdings Berhad	219,500	44,525
	Tan Chong Motor Holdings Berhad	5,338,300	1,884,704
	Tekala Corp. Berhad	337,700	102,518
	TH Group Berhad	1,825,800	373,706
*	Time Dotcom Berhad	8,911,700	1,892,311
	Tiong Nam Transport Holdings Berhad	171,500	41,168
	Tradewinds (Malaysia) Berhad	844,200	729,403
*	Tradewinds Corp. Berhad	6,902,600	2,846,859
*	Tradewinds Plantation Berhad	763,300	548,129
*	Trengganu Development & Management Berhad	927,100	350,540
	TSR Capital Berhad	157,900	88,119
	UAC Berhad	95,200	133,455
	UEM World Berhad	4,987,400	5,634,030
	UMW Holdings Berhad	2,766,443	9,770,181
	Unico-Desa Plantations Berhad	6,691,348	1,131,632
	Unisem (M) Berhad	4,666,700	2,214,040
	United Malacca Rubber Estates Berhad	450,100	715,364
	United Plantations Berhad	821,200	3,428,597
*	Utama Banking Group Berhad	4,528,000	3,263,968
*	Utusan Melayu (Malaysia) Berhad	449,500	142,600
	VS Industry Berhad	1,156,680	843,518
	Warisan TC Holdings Berhad	109,850	56,211
*	Weida (Malaysia) Berhad	259,700	59,601
	Worldwide Holdings Berhad	877,100	814,061
	WTK Holdings Berhad	904,900	2,317,171
	Yeo Hiap Seng (Malaysia) Berhad	355,320	202,783
	YTL Corp. Berhad	5,483,600	14,373,977
	YTL Power International Berhad	570,294	406,434
	Yu Neh Huat Berhad	2,694,400	2,585,908
	Zelan Berhad	508,500	1,891,848
TOTAL COMMON STOCKS			398,611,324

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	105,525
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	98,789
TOTAL PREFERRED STOCKS			204,314

RIGHTS/WARRANTS — (0.0%)
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	7,827
*	Salcon Bergad Warrants 05/23/14	143,500	13,090
*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	14,093
TOTAL RIGHTS/WARRANTS			35,010
TOTAL — MALAYSIA			398,850,648

MEXICO — (9.6%)
COMMON STOCKS — (9.6%)
#	Alfa S.A.B. de C.V. Series A	6,037,464	47,503,674
	Cemex S.A.B. de C.V. Sponsored ADR	5,360,767	208,426,621
*	Cintra S.A. de C.V.	85,000	17,412
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	31,300	1,258,260
*	Consorcio Hogar S.A. de C.V. Series B	707,031	513,510
#	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	21,425,750
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,671,586	5,178,422
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	2,377
	Corporativo Fragua S.A.B. de C.V. Series B	70	619
*	Dine S.A.B. de C.V.	1,848,267	2,065,199
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	111,737
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,793,003
#	Embotelladora Arca S.A. de C.V., Mexico	458,003	1,661,084
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,542
*	Empresas ICA S.A. de C.V. Sponsored ADR	104,376	5,614,385
* #	Empresas ICA S.A.B. de C.V.	3,228,700	14,421,597
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,464,000	5,834,462
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	685,491	27,309,961
#	Gruma S.A.B. de C.V. Series B	3,347,050	11,749,503
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	739,200	3,762,249
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	31,100	1,582,990
#	Grupo Carso S.A. de C.V. Series A-1	13,173,051	55,687,557
#	Grupo Cementos de Chihuahua S.A. de C.V.	2,821,092	20,095,306
	Grupo Continental S.A. de C.V.	1,444,500	3,228,083
	Grupo Corvi S.A. Series A	284,000	78,804
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	14,677,408
*	Grupo Gigante S.A. de C.V. Series B	324,076	512,993
	Grupo Herdez S.A.B. de C.V.	319,000	438,126
#	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	2,707,308
	Grupo Industrial Saltillo S.A.B. de C.V.	1,246,869	2,089,822
* #	Grupo Iusacell S.A. de C.V.	143,500	2,044,369
*	Grupo Kuo S.A.B. de C.V.	1,848,267	1,523,084
	Grupo Mexico S.A.B. de C.V. Series B	21,343,635	126,557,352
*	Grupo Nutrisa S.A. de C.V.	428	462
	Grupo Posadas S.A. de C.V. Series L	356,000	399,441
*	Grupo Qumma S.A. de C.V. Series B	5,301	89

*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	9,991,662
	Industrias Bachoco S.A. Series B	823,600	2,184,866
*	Industrias CH S.A.B. de C.V. Series B	4,574,052	22,083,393
#	Industrias Penoles S.A. de C.V.	1,277,400	14,749,067
*	Jugos de Valle S.A.B. de C.V. Series B	213,600	825,302
#	Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	47,806,756
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	152,065	579,120
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	1,026
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	2,556
*	Savia S.A. de C.V.	3,457,285	257,538
*	US Commercial Corp. S.A. de C.V.	1,084,039	113,052
	Vitro S.A. de C.V. Sponsored ADR	293,236	2,263,782
#	Vitro S.A.B. de C.V.	3,272,886	8,639,724
TOTAL — MEXICO			699,778,405

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	Aboitiz Equity Ventures, Inc.	5,782,000	1,134,435
	Alaska Milk Corp.	7,953,000	880,623
*	Alsons Consolidated Resources, Inc.	16,904,000	309,704
*	Bacnotan Consolidated Industries, Inc.	2,341,818	604,882
*	Belle Corp.	31,340,000	1,093,515
	Cebu Holdings, Inc.	7,763,250	737,873
*	Digital Telecommunications (Philippines), Inc.	116,279,000	3,923,745
	DMCI Holdings, Inc.	4,336,000	880,958
*	Empire East Land Holdings, Inc.	24,860,000	431,319
*	Equitable PCI Bank, Inc.	2,841,900	6,616,043
*	Export & Industry Bank, Inc.	14,950	175
*	Fil-Estate Land, Inc.	7,196,340	146,171
*	Filinvest Development Corp.	6,763,500	871,715
*	Filinvest Land, Inc.	237,350,156	9,777,468
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,011,100	3,407,740
*	House of Investments, Inc.	700,000	42,210
*	Kuok Philippine Properties, Inc.	4,300,000	37,227
*	Megaworld Properties & Holdings, Inc.	185,031,600	15,966,725
	Metro Bank & Trust Co.	6,088,220	8,685,886
*	Mondragon International Philippines, Inc.	2,464,000	6,655
	Petron Corp.	22,111,000	2,485,322
*	Philippine National Bank	3,619,900	4,231,796
*	Philippine National Construction Corp.	398,900	49,639
*	Philippine Realty & Holdings Corp.	20,930,000	281,340
	Philippine Savings Bank	1,232,313	1,705,707
*	Prime Media Holdings, Inc.	409,000	8,307
*	Prime Orion Philippines, Inc.	14,400,000	191,002
*	RFM Corp.	2,488,200	75,426
	Rizal Commercial Banking Corp.	607,699	409,217
	Robinson’s Land Corp. Series B	13,617,000	5,878,055
	Security Bank Corp.	2,136,110	3,812,161
	Semirara Mining Corp.	161,700	90,997

	SM Development Corp.	26,395,680	2,707,368
*	Solid Group, Inc.	19,668,000	284,833
	Soriano (A.) Corp.	20,195,000	1,672,066
*	Union Bank of the Philippines	717,742	991,481
	Universal Robina Corp.	18,561,345	6,408,667
TOTAL — PHILIPPINES			86,838,453

POLAND — (3.8%)
COMMON STOCKS — (3.8%)
	Agora SA	459,113	7,499,095
*	Amica Wronki SA	174,355	1,754,817
	Bank Millennium SA	6,521,691	30,003,507
	Bank Przemyslowo Handlowy BPH SA	12,150	4,129,771
*	Boryszew SA	232,079	2,460,246
*	Budimex SA	136,359	5,962,156
	Debica SA	110,153	4,596,914
*	Echo Investment SA	97,048	3,740,744
	Elektrobudowa SA	31,748	2,321,795
	Fabryki Mebli Forte SA	68,159	269,201
*	Farmacol SA	2,354	37,887
*	Firma Chemiczna Dwory SA	39,466	2,327,356
*	Grupa Kety SA	72,885	5,690,304
*	Grupa Lotos SA	839,119	14,393,638
*	Huta Ferrum SA	4,233	52,956
*	Impexmetal SA	241,068	34,804,076
	Kredyt Bank SA	305,685	2,593,023
*	Kroscienskie Huty Szkla Krosno SA	55,675	178,721
*	Lentex SA	158,570	4,403,020
*	MNI SA	287,468	577,285
*	Mostostal Export SA	879,352	3,480,018
*	Mostostal Warszawa SA	366,600	5,714,488
*	Mostostal Zabrze Holding SA	350,940	1,585,644
*	Netia Holdings SA	3,274,477	5,177,360
*	Opoczno SA	8,685	176,536
	Orbis SA	668,253	20,093,507
*	Polski Koncern Miesny Duda SA	157,279	734,938
*	Polski Koncern Naftowy Orlen SA	5,302,445	91,914,788
	Prokom Software SA	183,497	9,937,787
	Prosper SA	35,168	314,511
*	Provimi-Rolimpex SA	43,412	394,690
*	Raciborska Fabryka Kotlow SA	1,167,888	6,360,280
*	Stalexport SA	460,000	1,187,053
	Ster-Projekt SA	126,098	318,525
	Sygnity SA	17,076	483,025
TOTAL — POLAND			275,669,662

SOUTH AFRICA — (10.6%)
COMMON STOCKS — (10.6%)
	ABSA Group, Ltd.	2,353,362	44,565,351
*	Advtech, Ltd.	620,958	409,571

	Aeci, Ltd.	1,334,024	16,562,830
	Afgri, Ltd.	1,792,040	1,760,717
*	African Rainbow Minerals, Ltd.	1,296,090	22,217,948
	AG Industries, Ltd.	1,340,058	1,062,799
	Alexander Forbes, Ltd.	1,311,395	3,087,671
	Allied Electronics Corp., Ltd.	415,073	3,001,727
	Amalgamated Appliance Holdings, Ltd.	1,148,822	726,169
	Argent Industrial, Ltd.	834,472	2,477,309
*	AST Group, Ltd.	968,701	142,714
#	Aveng, Ltd.	1,703,690	11,948,281
	AVI, Ltd.	2,387,402	7,415,829
	Barloworld, Ltd.	2,119,859	58,741,261
	Bell Equipment, Ltd.	452,449	2,761,774
	Business Connexion Group	465,381	495,791
	Bytes Technology Group, Ltd.	314,654	691,248
	Capitec Bank Holdings, Ltd.	171,133	917,925
	Caxton & CTP Publishers & Printers, Ltd.	2,063,088	5,295,614
	City Lodge Hotels, Ltd.	21,170	243,617
*	Corpgro, Ltd.	579,166	—
	Datacentrix Holdings, Ltd.	603,757	447,181
	Datatec, Ltd.	1,770,481	10,040,709
*	Delta Electrical Industries, Ltd.	234,340	560,372
	Dimension Data Holdings PLC	3,977,377	4,186,323
	Distell Group, Ltd.	705,989	5,352,756
	Dorbyl, Ltd.	184,041	351,186
*	Durban Roodeport Deep, Ltd.	308,824	264,220
	Ellerine Holdings, Ltd.	1,366,437	15,009,199
*	Enaleni Pharmaceuticals, Ltd.	318,272	183,175
	Enviroserv Holdings, Ltd.	259,484	438,533
	Exxaro Resources, Ltd.	80,503	782,043
	Gold Fields, Ltd.	183,112	3,134,487
	Gold Fields, Ltd. Sponsored ADR	276,100	4,782,052
*	Gold Reef Resorts, Ltd.	344,218	1,526,646
	Grindrod, Ltd.	1,298,695	4,246,590
	Group Five, Ltd.	258,794	2,107,835
*	Harmony Gold Mining Co., Ltd.	3,183,494	47,002,245
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	425,220	6,348,535
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	3,504,737
	Hudaco Industries, Ltd.	158,266	1,809,927
	Iliad Africa, Ltd.	76,658	188,860
	Illovo Sugar, Ltd.	497,655	1,697,230
	Imperial Holdings, Ltd.	349,923	7,436,019
	Investec, Ltd.	1,642,445	21,404,615
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	1,116,746	12,827,054
	Johnic Communications, Ltd.	391,810	5,668,715
*	Kap International Holdings, Ltd.	968,903	556,612
	Lewis Group, Ltd.	774,081	7,163,909
	Liberty Group, Ltd.	1,566,347	20,206,924
*	M Cubed Holdings, Ltd.	1,850,526	52,050
	Medi-Clinic Corp., Ltd.	1,277,088	4,713,102
*	Merafe Resources, Ltd.	13,982,084	3,605,899

	Metair Investments, Ltd.	922,603	2,007,194
*	Metorex, Ltd.	610,501	2,051,314
	Metropolitan Holdings, Ltd.	7,756,480	17,695,359
	Mittal Steel South Africa, Ltd.	2,658,860	47,191,108
	Murray & Roberts Holdings, Ltd.	1,479,104	14,007,706
	Mustek, Ltd.	482,271	654,400
	Mvelaphanda Group, Ltd.	3,564,018	5,574,924
	Nampak, Ltd.	4,573,244	13,729,524
	Nedbank Group, Ltd.	2,065,065	42,883,682
	New Clicks Holdings, Ltd.	2,981,064	6,688,797
	New Corpcapital, Ltd.	579,166	10,575
#	Northam Platinum, Ltd.	830,061	6,466,196
	Nu-World Holdings, Ltd.	158,299	810,969
	Oceana Group, Ltd.	482,566	1,470,528
	Omnia Holdings, Ltd.	387,795	4,115,605
*	Palabora Mining Co., Ltd.	69,265	752,660
*	Peregrine Holdings, Ltd.	665,741	1,682,711
	PSG Group, Ltd.	467,336	1,959,930
	Rainbow Chicken, Ltd.	2,342,148	5,456,542
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	88,874
	Sanlam, Ltd.	26,607,057	85,874,548
	Sappi, Ltd.	1,311,653	24,474,323
	Sappi, Ltd. Sponsored ADR	476,000	8,910,720
	Sasol, Ltd. Sponsored ADR	499,020	18,149,357
	Spur Corp., Ltd.	153,378	262,495
#	Steinhoff International Holdings, Ltd.	8,423,118	27,868,019
	Sun International, Ltd.	190,655	3,987,385
	Super Group, Ltd.	1,473,845	3,167,436
	Telkom South Africa, Ltd.	1,022,486	24,596,600
	Telkom South Africa, Ltd. Sponsored ADR	2,900	280,024
*	Tiger Automotive, Ltd.	467,278	889,372
	Tiger Wheels, Ltd.	575,610	808,473
	Tongaat-Hulett Group, Ltd.	757,380	15,420,466
	Trans Hex Group, Ltd.	433,989	888,969
	Trencor, Ltd.	1,016,093	5,033,255
	UCS Group, Ltd.	1,309,466	898,480
	Value Group, Ltd.	874,662	321,483
TOTAL — SOUTH AFRICA			779,255,889

SOUTH KOREA — (12.7%)
COMMON STOCKS — (12.7%)
#	Aekyung Petrochemical Co., Ltd.	19,060	633,258
*	Anam Electronics Co., Ltd.	24,280	175,306
	Asia Cement Manufacturing Co., Ltd.	10,728	959,653
	Asia Paper Manufacturing Co., Ltd.	34,410	636,334
#	AUK Corp.	40,090	177,543
	Baiksan Co., Ltd.	41,550	71,571
*#	BNG Steel Co., Ltd	30,250	703,208
	Bohae Brewery Co., Ltd.	8,830	264,587
#	Bong Shin Co., Ltd.	37,790	104,384

	Boo Kook Securities Co., Ltd.	27,705	765,024
#	Boryung Pharmaceutical Co., Ltd.	10,572	499,496
	BYC Co., Ltd.	810	209,787
	Byuck San Corp.	10,472	289,248
#	Byuck San Engineering and Construction Co., Ltd.	87,860	889,712
	Cambridge Members Co., Ltd.	8,070	244,586
*#	Capro Corp.	121,830	522,364
	Cheil Industrial, Inc.	95,804	4,098,997
*	Cho Kwang Leather Co., Ltd.	13,660	137,751
	Cho Kwang Paint Co., Ltd.	24,260	86,054
	Choil Aluminum Manufacturing Co., Ltd.	13,190	173,359
	Chon Bang Co., Ltd.	2,520	116,142
	Chosun Refractories Co., Ltd.	8,170	845,447
	Chungho Comnet Co., Ltd.	17,450	519,721
#	CJ Corp.	1,367	145,892
*	CKD Bio Corp.	9,469	59,109
*#	Comtec Systems Co., Ltd.	75,460	97,846
*	Cosmochemical Co., Ltd.	47,640	387,161
#	Crown Confectionery Co., Ltd.	1,670	178,906
*#	D.I Corp.	101,890	279,779
	Dae Chang Industrial Co.	25,740	224,759
	Dae Dong Industrial Co., Ltd.	17,320	334,207
#	Dae Hyun Co., Ltd.	192,600	234,675
*#	Dae Sang Corp.	110,202	1,533,958
#	Dae Won Kang Up Co., Ltd.	21,320	441,753
*#	Dae Young Packaging Co., Ltd.	388,976	256,812
*#	Dae Yu Co., Ltd.	64,160	186,473
#	Daeduck Electronics Co., Ltd.	157,570	1,130,287
#	Daeduck Industries Co., Ltd.	54,840	588,854
	Daegu Bank Co., Ltd.	135,722	2,218,944
#	Daehan Fire & Marine Insurance Co., Ltd.	63,050	211,745
#	Daehan Flour Mills Co., Ltd.	5,955	1,425,679
*#	Daehan Pulp Co., Ltd.	15,051	102,179
	Daehan Synthetic Fiber Co., Ltd.	5,193	870,505
	Daekyo Co., Ltd.	24,460	2,121,588
*	Daekyung Machinery & Engineering Co., Ltd.	11,150	443,089
	Daelim Industrial Co., Ltd.	121,350	18,331,213
	Daelim Trading Co., Ltd.	42,312	245,411
#	Daesang Farmsco	42,230	104,848
	Daesang Holdings Co., Ltd.	33,096	166,931
#	Daesung Industrial Co., Ltd.	16,340	2,872,418
*	Daewon Cable Co., Ltd.	13,570	149,749
#	Daewon Pharmaceutical Co., Ltd.	19,590	295,294
*	Daewoo Electronic Components Co., Ltd.	18,176	139,086
#	Daewoo Motor Sales Corp.	93,860	3,951,008
	Daewoong Co., Ltd.	14,890	488,214
	Dahaam E-Tec Co., Ltd.	5,985	213,945
#	Daishin Securities Co., Ltd.	201,051	5,823,854
#	Daiyang Metal Co., Ltd.	117,990	1,170,655
#	Daou Technology, Inc.	172,380	2,141,824
#	DC Chemical Co., Ltd.	55,150	7,892,523
	Digital Power Communications Co., Ltd.	113,840	192,212

	Dong Ah Tire Industrial Co., Ltd.	51,594	416,237
*	Dong Hai Pulp Co., Ltd.	14,310	36,785
	Dong IL Rubber Belt Co., Ltd.	37,288	145,770
#	Dong Wha Pharmaceutical Industries Co.	20,947	1,267,603
*#	Dong Won Co., Ltd.	14,220	209,224
#	Dongbang Agro Co., Ltd.	53,610	340,552
	Dongbang Transport Logistics Co., Ltd.	10,350	330,715
#	Dongbu Corp.	73,520	1,487,128
#	Dongbu HiTek Co., Ltd.	98,305	1,844,874
#	Dongbu Securities Co., Ltd.	48,370	890,911
#	Dongbu Steel Co., Ltd.	92,198	1,294,569
	Dong-Il Corp.	6,072	607,671
	Dongkook Industrial Co., Ltd.	16,200	23,749
	Dongkuk Steel Mill Co., Ltd.	176,412	6,241,447
#	Dongsu Industrial Co., Ltd.	27,140	491,999
	Dongsung Chemical Co., Ltd.	9,530	152,562
	Dongsung Pharmaceutical Co., Ltd.	18,510	220,283
	Dongwon F&B Co., Ltd.	8,706	658,061
	Dongwon Industries Co., Ltd.	7,116	503,695
	Dongyang Engineering & Construction Corp.	6,597	348,550
	Dongyang Express Bus Corp.	3,729	112,558
#	Dongyang Mechatronics Corp.	125,000	918,830
*#	Doosan Corp.	47,020	6,745,495
	Doosan Heavy Industries & Construction Co., Ltd.	136,000	14,005,042
*	DPI Co., Ltd.	15,159	237,037
	Duck Yang Industry Co., Ltd.	4,000	43,721
#	Ducsung Co., Ltd.	45,260	187,122
*#	Eagon Industrial Co., Ltd.	17,070	602,060
*	En Paper Manufacturing Co., Ltd.	46,660	193,701
	Enex Co., Ltd.	5,960	68,252
#	e-Starco Co., Ltd.	170,050	201,796
#	F&F Co., Ltd.	62,660	290,905
	Feelux Co., Ltd.	95,500	169,401
*#	First Fire & Marine Insurance Co., Ltd.	92,930	675,967
#	Fursys, Inc.	24,120	711,249
#	Gaon Cable Co., Ltd.	12,730	619,934
	Global & Yuasa Battery Co., Ltd.	44,940	431,209
	Green Cross Corp.	10,540	903,740
	GS Holdings Corp.	285,000	14,587,396
	H.S. Industries Co., Ltd.	5,690	60,203
#	Hae In Co., Ltd.	55,050	320,430
#	Halla Engineering & Construction Corp.	38,260	1,318,926
	Han All Pharmaceutical Co., Ltd.	79,410	185,668
#	Han Kuk Carbon Co., Ltd.	25,070	319,265
	Han Wha Corp.	146,740	8,666,794
#	Han Yang Securities Co., Ltd.	41,750	799,540
	Hana Financial Group, Inc.	88,972	4,513,226
	Handok Pharmaceuticals Co., Ltd.	18,150	411,884
#	Handsome Corp.	114,000	1,934,568
#	Hanil Cement Manufacturing Co., Ltd.	25,603	2,791,797
#	Hanil Construction Co., Ltd.	27,480	715,920
#	Hanil E-Wha Co., Ltd.	135,210	501,722

	Hanil Iron & Steel Co., Ltd.	1,815	59,236
#	Hanjin Heavy Industry Co., Ltd.	165,520	10,195,478
	Hanjin Shipping Co., Ltd.	250,060	11,306,976
#	Hanjin Transportation Co., Ltd.	38,000	2,176,645
	Hankook Cosmetics Co., Ltd.	110,860	392,560
	Hankook Shell Oil Co., Ltd.	1,880	143,839
#	Hankook Tire Manufacturing Co., Ltd.	335,120	5,403,391
#	Hankuk Electric Glass Co., Ltd.	23,010	650,050
	Hankuk Glass Industries, Inc.	29,050	1,388,715
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	496,743
*#	Hanmi Capital Co., Ltd.	53,950	553,773
	Hansae Co., Ltd.	43,890	187,263
#	Hanshin Construction Co., Ltd.	19,880	576,274
	Hansol Chemical Co., Ltd.	35,837	381,917
*#	Hansol Paper Co., Ltd.	158,874	3,026,153
#	Hanssem Co., Ltd.	49,690	412,744
*#	Hansung Enterprise Co., Ltd.	9,410	63,517
	Hanwha Chemical Corp.	267,600	5,638,532
*#	Hanwha Non-Life Insurance Co., Ltd.	57,969	524,227
#	Hanwha Securities Co., Ltd.	122,490	1,863,140
	Hanwha Timeworld Co., Ltd.	9,000	188,994
	Heung-A Shipping Co., Ltd.	63,680	266,194
	Histeel Co., Ltd.	1,188	28,516
*	Hi-Tron Systems, Inc.	11,660	53,503
	Honam Petrochemical Corp.	60,759	6,577,407
#	Hotel Shilla, Ltd.	187,880	3,415,556
*	HS R&A Co., Ltd.	12,680	212,238
#	Huchems Fine Chemical Corp.	69,410	1,099,205
*#	Huneed Technologies	9,003	99,677
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	122,533	877,904
	Husteel Co., Ltd.	22,160	632,636
#	Hwa Sung Industrial Co.	44,200	982,026
*	Hwacheon Machine Tool Co., Ltd.	2,050	121,560
	Hwacheon Machinery Works Co., Ltd.	4,490	86,536
	Hwashin Co., Ltd.	59,700	219,724
#	Hyosung T & C Co., Ltd.	124,047	7,457,390
*	Hyundae Metal Co., Ltd.	33,010	73,911
	Hyundai Cement Co., Ltd.	17,245	911,931
#	Hyundai Department Store H & S Co., Ltd.	15,752	2,097,217
	Hyundai DSF Co., Ltd.	27,180	388,047
#	Hyundai Elevator Co., Ltd.	10,770	1,345,750
#	Hyundai Hysco	270,550	3,367,550
#	Hyundai Merchant Marine Co., Ltd.	238,271	12,177,680
#	Hyundai Motor Co., Ltd.	764,050	54,131,374
	Hyundai Pharmaceutical Ind. Co., Ltd.	10,470	375,644
#	Hyundai Securities Co., Ltd.	532,870	10,652,109
	Hyundai Steel Co.	238,900	14,312,489
#	Il Dong Pharmaceutical Co., Ltd.	20,084	950,770
	Il Sung Construction Co., Ltd.	7,660	151,516
#	Iljin Diamond Co., Ltd.	11,368	192,374
*	Iljin Display Co., Ltd.	14,591	204,789
#	Iljin Electric, Ltd.	136,910	768,332

	Ilshin Spinning Co., Ltd.	5,070	349,622
#	Ilsung Pharmaceutical Co., Ltd.	9,060	1,307,185
	InziControls Co., Ltd.	27,640	236,688
#	ISU Chemical Co., Ltd.	19,790	258,229
#	Isupetasys Co., Ltd.	116,640	213,130
#	Jahwa Electronics Co., Ltd.	69,130	514,309
#	Jeil Mutual Savings Bank	40,900	393,961
	Jeil Pharmaceutical Co.	29,220	262,360
#	Jeonbuk Bank, Ltd.	164,370	1,576,341
*#	Jindo Corp.	59,460	230,159
*	Jinro, Ltd.	57	19,740
#	Joongang Construction Co., Ltd.	20,550	422,980
#	K.C. Tech Co., Ltd.	79,845	430,641
	KCC Corp.	29,050	13,428,047
*	KCTC	6,030	207,025
#	Keang Nam Enterprises Co., Ltd.	49,632	2,269,818
*	KEC Corp.	116,249	131,507
*	KEC Holdings Co., Ltd.	38,749	69,643
*	Kedcom Co., Ltd.	273,360	222,203
#	Keyang Electric Machinery Co., Ltd.	187,450	537,793
#	KG Chemical Corp.	36,983	392,312
*#	Kia Motors Corp.	931,590	12,005,345
#	KISWIRE, Ltd.	38,524	1,657,273
	Kodenshi Korea Corp.	64,590	303,080
	Kolon Chemical Co., Ltd.	2,493	60,741
*#	Kolon Industries, Inc.	58,649	1,782,208
*	Korea Automotive Systems Co., Ltd.	10,160	290,811
	Korea Cast Iron Pipe Co., Ltd.	44,688	279,265
*#	Korea Circuit Co.	57,220	247,342
#	Korea Cottrell Co., Ltd.	54,010	610,526
*#	Korea Data Systems Co., Ltd.	64,021	67,483
#	Korea Development Co., Ltd.	40,490	1,290,569
#	Korea Development Leasing Corp.	6,348	485,848
#	Korea Electric Terminal Co., Ltd.	42,160	1,245,845
	Korea Exchange Bank	482,380	7,543,955
	Korea Export Packing Industries Co., Ltd.	5,420	82,105
	Korea Fine Chemical Co., Ltd.	5,310	380,519
#	Korea Flange Co., Ltd.	18,630	290,348
#	Korea Investment Holdings Co., Ltd.	167,096	11,645,215
#	Korea Iron & Steel Co., Ltd.	38,530	2,864,807
*	Korea Kolmar Co., Ltd.	20,300	95,345
#	Korea Komho Petrochemical Co., Ltd.	90,220	5,033,350
#	Korea Line Corp.	29,680	2,596,169
#	Korea Mutual Savings Bank	18,280	541,099
#	Korea Petrochemical Industry Co., Ltd.	17,160	942,256
#	Korea Polyol Co., Ltd.	8,796	582,343
#	Korea Zinc Co., Ltd.	52,610	8,421,747
	Korean Air Co., Ltd.	205,694	12,199,849
#	Korean Air Terminal Service Co., Ltd.	10,970	874,445
#	Korean French Banking Corp.	249,570	421,028
*#	KP Chemical Corp.	304,576	2,803,191
*	KP Co., Ltd.	299,540	109,772

#	KPC Holdings Corp.	7,249	437,514
	KT Freetel, Ltd.	458,000	13,837,208
*#	KTB Network, Ltd.	163,610	1,400,171
#	Kukdo Chemical Co., Ltd.	15,960	507,865
*	Kukdong Corp.	32,500	150,801
	Kukje Pharm Ind. Co., Ltd.	30,180	165,717
	Kumho Electronics Co., Ltd.	3,930	168,629
#	Kumho Industrial Co., Ltd.	110,830	5,063,263
#	Kumho Tire Co., Inc.	216,000	3,087,267
	Kumkang Industrial Co., Ltd.	11,170	179,611
	Kunsul Chemical Industrial Co., Ltd.	22,480	588,191
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	1,012,391
*#	Kwang Myung Electric Engineering Co., Ltd.	210,820	306,968
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,268,200
#	Kyobo Securities Co., Ltd.	118,040	1,991,165
	Kyung Dong Navien Co., Ltd.	3,450	98,716
*	Kyungbang Co., Ltd.	1,856	306,842
	Lee Ku Industrial Co., Ltd.	42,420	133,364
#	LG Chemical, Ltd.	209,670	15,484,614
	LG Corp.	411,360	19,759,511
	LG Dacom Corp.	63,060	1,529,902
#	LG Electronics, Inc.	466,520	35,253,861
	LG Fashion Corp.	50,470	1,565,012
	LG International Corp.	138,303	4,981,061
	LG Petrochemical Co., Ltd.	118,910	5,267,684
*#	LG Phillips LCD Co., Ltd.	444,000	18,441,092
	Lotte Chilsung Beverage Co., Ltd.	1,420	1,707,020
	Lotte Confectionary Co., Ltd.	3,625	4,728,032
#	Lotte Sam Kang Co., Ltd.	4,440	987,560
#	LS Cable, Ltd.	96,200	6,805,080
*	Maniker Co., Ltd.	247,030	319,700
#	Meritz Fire Marine Insurance Co., Ltd.	168,100	1,691,628
#	Meritz Securities Co., Ltd.	114,250	1,280,267
	Mi Chang Oil Industrial Co., Ltd.	3,650	103,035
	MonAmi Co., Ltd.	9,490	160,466
#	Moorim Paper Co., Ltd.	57,710	610,124
	Motonic Corp.	640	55,036
#	Namhae Chemical Corp.	163,880	784,811
*	Namkwang Engineering & Construction Co., Ltd.	24,660	382,454
*	Namsun Aluminum Co., Ltd.	14,470	70,019
	Namyang Dairy Products Co., Ltd.	1,985	1,949,544
*#	Nasan Co., Ltd.	16,090	333,763
	Nexen Corp.	5,680	205,972
	Nexen Tire Corp.	4,820	195,020
	NH Investment & Securities Co., Ltd.	54,071	711,013
	Nong Shim Holdings Co., Ltd.	7,060	664,479
	Noroo Paint Co., Ltd.	37,899	198,388
#	Ottogi Corp.	10,309	1,401,921
#	Pacific Pharmaceutical Co., Ltd.	3,840	177,041
#	Pang Rim Co., Ltd.	15,040	381,032
*	Pantech & Curitel Communications, Inc.	85,030	—
*	Pantech Co., Ltd.	207,480	—

	PaperCorea, Inc.	19,552	160,621
#	Pohang Coated Steel Co., Ltd.	15,650	460,728
#	Poong Lim Industrial Co., Ltd.	74,350	805,648
#	Poong San Corp.	123,590	4,094,396
	POSCO	420	201,115
	POSCO ADR	1,060,011	126,459,312
#	Pulmuone Co., Ltd.	15,710	768,482
#	Pum Yang Construction Co., Ltd.	21,917	474,427
	Pusan Bank	431,650	6,566,572
#	Pusan City Gas Co., Ltd.	37,100	1,080,124
*#	Pyung Hwa Holdings Co., Ltd.	42,576	204,917
#	Pyung Hwa Industrial Co., Ltd.	42,488	224,418
*	Rocket Electric Co., Ltd.	432	10,658
#	S&T Corp.	33,743	1,526,837
#	S&T Dynamics Co., Ltd.	138,204	1,893,926
*#	Saehan Industries, Inc.	162,470	1,551,410
*#	Saehan Media Corp.	116,770	301,518
*	Sajo Industries Co., Ltd.	22,720	287,386
	Sam Kwang Glass Industrial Co., Ltd.	15,850	504,112
	Sam Whan Camus Co., Ltd.	9,400	129,838
	Sam Yung Trading Co., Ltd.	13,840	72,845
#	Sambu Construction Co., Ltd.	23,868	1,487,673
*	Samho International Co., Ltd.	12,120	289,553
	Samhwa Crown and Closure Co., Ltd.	3,100	80,760
*	Samhwa Electric Co., Ltd.	18,410	76,454
	Samhwa Paints Industrial Co., Ltd.	48,610	191,833
*	Samick Musical Instruments Co., Ltd.	621,710	646,870
	Samsung Climate Control Co., Ltd.	11,990	152,182
	Samsung Corp.	632,820	33,129,361
#	Samsung Electro-Mechanics Co., Ltd.	99,520	4,600,207
#	Samsung Fine Chemicals Co., Ltd.	89,080	3,376,569
#	Samsung SDI Co., Ltd.	166,550	9,791,724
#	Samsung Securities Co., Ltd.	116,860	8,070,394
#	Samwhan Corp.	40,500	1,565,330
#	Samyang Corp.	29,585	2,230,609
#	Samyang Genex Co., Ltd.	9,472	944,855
	Samyang Tongsang Co., Ltd.	8,060	300,404
*	Samyoung Chemical Co., Ltd.	2,820	31,640
#	Samyoung Electronics Co., Ltd.	56,300	544,692
*	SAVEZONE I&C Corp.	166,200	524,958
*	SC Engineering Co., Ltd.	34,640	261,426
#	Seah Besteel Corp.	31,400	738,513
#	Seah Holdings Corp.	10,789	1,755,944
#	Seah Steel Corp.	14,125	1,021,946
*#	Sean Co., Ltd.	9,110	22,746
	Sebang Co., Ltd.	80,550	1,231,820
	Sejong Industrial Co., Ltd.	101,600	663,958
	Sempio Foods Co.	16,170	411,840
#	Seondo Electric Co., Ltd.	35,800	90,139
	Seoul Securities Co., Ltd.	1,152,348	1,436,497
*#	Sewoo Global Co., Ltd.	156,320	218,077
*	SGWICUS Corp.	20,530	88,372

*	SH Chemical Co., Ltd.	44,940	384,214
#	Shin Heung Securities Co., Ltd.	39,843	570,891
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	241,226
#	Shin Young Securities Co., Ltd.	26,040	1,478,715
	Shin Young Wacoal, Inc.	273	43,428
	Shinhan Financial Group Co., Ltd.	91,506	5,643,158
	Shinpoong Pharmaceutical Co., Ltd.	13,200	394,619
	Shinsegae Engineering & Construction Co., Ltd.	3,980	199,370
	Shinsung Engineering & Construction Co., Ltd.	38,300	479,639
#	Shinsung Engineering Co., Ltd.	108,470	401,540
*	Shinsung Tongsang Co., Ltd.	34,250	208,753
*	Silla Trading Co., Ltd.	18,890	158,563
#	Sindo Ricoh Co., Ltd.	27,650	1,774,795
#	SJM Co., Ltd.	60,580	374,811
#	SK Chemicals Co., Ltd.	40,060	3,023,716
	SK Corp., Ltd.	447,463	50,613,421
	SK Gas Co., Ltd.	24,760	2,110,879
#	SKC Co., Ltd.	74,250	1,985,798
	SL Corp.	33,210	287,091
	Songwon Industrial Co., Ltd.	45,480	250,643
#	Soosan Heavy Industries Co., Ltd.	233,050	618,485
*#	Ssangyong Cement Industry Co., Ltd.	244,156	3,739,720
*#	Ssangyong Motor Co.	390,550	3,418,936
#	Suheung Capsule Co., Ltd.	52,170	422,304
	Sung Bo Chemicals Co., Ltd.	4,130	217,490
#	Sung Chang Enterprise Co., Ltd.	20,760	630,395
*#	Sung Shin Cement Co., Ltd.	60,720	1,275,818
	Sungjee Construction Co., Ltd.	28,480	699,173
*#	Sungwon Corp.	69,880	1,406,231
	Sunjin Co., Ltd.	7,650	322,956
#	Sunkyong Securities Co., Ltd.	384,280	725,205
*	SY Co., Ltd.	71,600	117,925
#	Tae Kwang Industrial Co., Ltd.	2,881	2,894,433
	Tae Kyung Industrial Co., Ltd.	92,200	319,143
#	Taegu Department Store Co., Ltd.	52,221	1,019,369
#	Taeyoung Engineering & Contruction	242,600	2,694,692
#	Tai Han Electric Wire Co., Ltd.	146,747	5,460,693
	Tai Lim Packaging Industries Co., Ltd.	13,420	165,971
*	Taihan Textile Co., Ltd.	836	64,541
#	Telcoware Co., Ltd.	36,000	509,850
*	The Will-Bes & Co., Ltd.	44,310	191,127
*	Tong Kook Corp.	607	1,022
*	Tong Yang Major Corp.	24,960	236,039
	Tong Yang Moolsan Co., Ltd.	12,890	124,179
*#	TRYBRANDS, Inc.	75,800	515,858
#	TS Corp.	11,001	554,362
	Unid Co., Ltd.	32,400	1,169,679
*	Unimo Technology Co., Ltd.	46,890	103,639
#	Union Steel Manufacturing Co., Ltd.	29,697	1,012,458
	Wiscom Co., Ltd.	32,980	156,449
#	Woori Investment & Securities Co., Ltd.	454,770	12,637,595
	WooSung Feed Co., Ltd.	101,890	218,427

	YESCO Co., Ltd.	16,050	649,088
#	Yoosung Enterprise Co., Ltd.	106,520	546,664
#	Youlchon Chemical Co., Ltd.	82,970	1,055,652
*	Young Poong Mining & Construction Corp.	18,030	1,069
	Youngbo Chemical Co., Ltd.	33,000	85,600
	Youngone Corp.	178,660	1,159,830
#	Youngpoong Corp.	4,220	2,322,515
#	Yuhwa Securities Co., Ltd.	26,020	608,586
*#	Yuyang Telecom Co., Ltd.	11,200	153,425
*	Zinus, Inc.	9,330	7,542
TOTAL COMMON STOCKS			927,130,020

RIGHTS/WARRANTS — (0.0%)
*	Lee Ku Industrial Co., Ltd. Rights 06/20/07	10,180	11,247
TOTAL — SOUTH KOREA			927,141,267

TAIWAN — (10.7%)
COMMON STOCKS — (10.7%)
*	A.G.V. Products Corp.	2,006,000	520,525
*	Abocom Systems, Inc.	442,000	322,146
	Acbel Polytech, Inc.	2,524,040	1,249,244
*	Accton Technology Corp.	1,621,000	863,543
	Allis Electric Co., Ltd.	749,320	180,873
	Ampoc Far East Co., Ltd.	706,020	408,095
*	Amtran Technology Co., Ltd.	1,669,385	1,746,685
*	Apex Science & Engineering Corp.	496,000	110,191
*	Arima Computer Corp.	5,278,000	1,165,872
	Asia Cement Corp.	11,199,042	12,503,999
	Asia Chemical Corp.	1,582,000	793,771
	Asia Polymer Corp.	1,445,489	651,809
*	Asia Vital Components Co., Ltd.	1,133,322	1,005,008
	AU Optronics Corp.	3,711,428	5,744,664
	Aurora Corp.	537,650	307,578
	Aurora Systems Corp.	281,000	118,684
	Avision, Inc.	1,108,406	730,004
	Bank of Kaohsiung Co., Ltd.	3,185,622	1,607,897
*	Behavior Tech Computer Corp.	1,580,791	784,277
*	Benq Corp.	18,261,000	6,700,011
	Bes Engineering Corp.	9,087,089	1,883,713
*	Biostar Microtech International Corp.	449,280	337,554
	C Sun Manufacturing, Ltd.	173,892	122,175
*	Carnival Industrial Corp.	2,092,000	529,971
	Cathay Chemical Works, Inc.	857,000	429,271
*	Cathay Real Estate Development Co., Ltd.	4,872,421	2,786,016
	Central Reinsurance Co., Ltd.	1,402,614	590,480
	Chain Qui Development Co., Ltd.	260,000	227,699
*	Champion Building Materials Co., Ltd.	1,195,000	662,872
*	Chang Hwa Commercial Bank	32,138,459	18,290,793
*	Chang-Ho Fibre Corp.	192,000	74,373
*	Charoen Pokphand Enterprises Co., Ltd.	787,000	324,014

	Cheng Loong Corp.	7,053,480	2,770,959
	Chenming Mold Industrial Corp.	727,625	301,469
	Chi Mei Optoelectronic Corp.	27,771,000	31,136,769
*	Chia Her Industrial Co., Ltd.	2,263,340	227,348
*	Chia Hsin Cement Corp.	3,768,000	2,189,926
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	59,698
*	Chien Shing Stainless Steel Co., Ltd.	1,618,000	633,403
*	Chien Tai Cement Co., Ltd.	282,238	13,703
*	China Airlines	17,113,223	7,384,266
	China Chemical & Pharmaceutical Co.	2,971,264	1,204,553
	China Development Financial Holding Corp.	66,805,870	26,862,901
	China Electric Manufacturing Co., Ltd.	2,089,200	996,047
*	China General Plastics Corp.	2,402,000	581,975
	China Glaze Co., Ltd.	863,000	410,130
*	China Man-Made Fiber Co., Ltd.	7,318,813	1,770,000
	China Motor Co., Ltd.	607,6368	5,335,686
*	China Petrochemical Development Corp.	12,493,000	3,955,933
*	China Rebar Co., Ltd.	439,188	60,085
	China Steel Structure Co., Ltd.	425,219	219,043
	China Synthetic Rubber Corp.	2,450,890	2,573,568
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	279,798
	Chinatrust Financial Holdings Co., Ltd.	25,190,809	19,134,978
	Ching Feng Home Fashions Industries Co., Ltd.	383,520	104,347
	Chin-Poon Industrial Co., Ltd.	1,777,451	1,504,862
	Chun Yu Works & Co., Ltd.	1,800,000	580,206
	Chun Yuan Steel Industrial Co., Ltd.	2,491,187	1,083,566
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	906,474
	Chung Hwa Pulp Corp.	2,777,419	1,340,001
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	38,118,045	9,844,315
*	Clevo Co.	2,350,990	2,354,365
*	CMC Magnetics Corp.	20,264,000	5,871,404
	Collins Co., Ltd.	1,771,319	568,493
	Compal Electronics, Inc.	2,266,898	2,057,713
*	Compeq Manufacturing Co., Ltd.	7,635,000	3,168,100
*	Compex International Co. Ltd.	46,400	281
	Continental Engineering Corp.	4,131,848	3,174,395
*	Cosmos Bank Taiwan	8,886,000	2,004,037
	CTCI Corp.	2,705,961	2,216,522
	CX Technology Co., Ltd..	77,000	45,886
	Cyntec Co., Ltd.	38,798	72,887
*	Da-Cin Construction Co., Ltd.	1,421,579	525,088
*	Delpha Construction Co., Ltd.	1,684,044	467,930
*	Der Pao Construction Co., Ltd.	1,139,000	28,269
	Diamond Flower Electric Instrument Co., Ltd.	66,585	181,484
	E.Sun Financial Holding Co., Ltd.	5,600,000	3,048,095
	Eastern Media International	8,164,235	2,355,880
	Eclat Textile Co., Ltd.	243,249	153,218
	Edom Technology Co., Ltd.	740,800	383,365
	Elan Microelectronics Corp.	1,495,361	2,239,616
*	Elite Material Co., Ltd.	102,697	50,406

	Elite Semiconductor Memory Technology, Inc.	747,582	1,785,280
	Elitegroup Computer Systems Co., Ltd.	6,525,975	3,253,045
	Enlight Corp.	1,485,000	493,649
*	EnTie Commercial Bank	5,756,474	1,402,479
	Eten Information Systems, Ltd.	834,094	1,388,712
	Eva Airways Corp.	16,403,783	6,236,068
*	Ever Fortune Industrial Co., Ltd.	409,000	4,085
*	Everest Textile Co., Ltd.	2,387,002	501,703
	Evergreen International Storage & Transport Corp.	5,977,000	3,040,239
	Evergreen Marine Corp., Ltd.	11,512,527	7,213,453
	Everlight Chemical Industrial Corp.	1,816,950	1,051,423
*	Everspring Industry Co., Ltd.	1,293,180	470,137
*	Evertop Wire Cable Corp.	760,000	286,645
	Excel Cell Electronics Co., Ltd.	565,000	410,161
	Far East Textile, Ltd.	17,269,458	17,208,348
	Far Eastern Department Stores, Ltd.	5,297,332	3,560,629
	Far Eastern International Bank	9,319,236	4,211,419
	Federal Corp.	2,668,876	1,784,890
	Feng Hsin Iron & Steel Co., Ltd.	333,000	398,128
*	FIC Global, Inc.	244,510	30,453
	First Copper Technology Co., Ltd.	1,750,750	829,263
	First Financial Holding Co., Ltd.	9,742,163	6,469,241
	First Hotel	399,454	442,111
*	First Steamship Co., Ltd.	728,000	991,840
	Formosa Taffeta Co., Ltd.	6,473,511	6,128,674
*	Formosan Rubber Group, Inc.	2,419,000	1,734,493
	Formosan Union Chemical Corp.	215,239	87,399
	Fortune Electric Co., Ltd.	945,000	776,551
*	Fortune Information Systems Corp.	340,000	148,878
*	Fu I Industrial Co., Ltd.	264,000	91,767
	Fubon Financial Holding Co., Ltd.	20,184,000	17,620,174
*	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	4,251,425
	Fwuson Industry Co., Ltd.	915,000	251,725
*	G.T.M. Corp.	543,000	378,592
*	Giga Storage Corp.	2,039,898	699,694
	Giga-Byte Technology Co., Ltd.	4,813,287	3,309,427
	Gold Circuit Electronics, Ltd.	1,421,805	1,094,479
	Goldsun Development & Construction Co., Ltd.	7,760,232	4,078,777
	Good Will Instrument Co., Ltd.	348,000	388,130
	Gordon Auto Body Parts Co., Ltd.	1,004,690	503,479
*	Grand Pacific Petrochemical Corp.	3,172,000	1,086,266
	Grape King, Inc.	854,000	395,175
	Great China Metal Industry Co., Ltd.	1,531,000	779,098
	Great Wall Enterprise Co., Ltd.	2,406,980	2,204,663
	Hanpin Co., Ltd.	1,008,000	673,262
*	Helix Technology, Inc.	29,585	8,462
	Hey Song Corp.	2,757,000	1,239,448
*	Hitron Technologies, Inc.	619,000	288,029
*	Ho Tung Holding Corp.	2,929,628	975,620
*	Hocheng Corp.	2,056,000	797,915
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,059,420	387,132
*	Hong Ho Precision Textile Co., Ltd.	93,889	16,253

	Hong Tai Electric Industrial Co., Ltd.	1,943,000	1,390,135
*	Hong Yi Fiber Industry Co., Ltd.	573,000	150,814
	Hsin Kuang Steel Co., Ltd.	990,481	775,845
	Hsing Ta Cement Co., Ltd.	1,789,980	638,524
*	Hua Eng Wire & Cable Co., Ltd.	3,115,035	942,949
	Hua Nan Financial Holding Co., Ltd.	86,428	54,779
*	Hualon Corp.	257,040	8,402
	Hung Ching Development & Construction Co., Ltd.	1,828,468	834,125
	Hung Poo Construction Corp.	1,648,000	2,097,016
	Hung Sheng Construction Co., Ltd.	2,520,000	1,944,293
*	Hwa Fong Rubber Co., Ltd.	217,000	56,588
	Inventec Corp.	5,779,712	4,154,948
*	Jean Co., Ltd.	190,000	75,392
	Jui Li Enterprise Co., Ltd.	692,000	225,025
	Jung Shing Wire Co., Ltd.	123,000	38,259
	K Laser Technology, Inc.	680,000	825,621
	Kang Na Hsiung Co., Ltd.	1,395,127	892,441
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	485,328
	Kaulin Manufacturing Co., Ltd.	820,050	745,738
*	Kee Tai Properties Co., Ltd.	823,900	975,898
*	Kenda Rubber Industrial Co., Ltd.	1,754,465	1,237,886
	King Yuan Electronics Co., Ltd.	6,063,914	5,179,128
*	Kingdom Construction Co., Ltd.	2,469,000	1,109,855
*	King’s Town Bank	4,163,012	1,130,548
	Kinpo Electronics, Inc.	8,546,440	3,219,659
	Knowledge-Yield-Excellence Systems Corp.	418,941	592,802
	Kung Long Batteries Industrial Co., Ltd.	173,000	205,466
*	Kuoyang Construction Co., Ltd.	641,029	484,035
*	Kwong Fong Industries Corp.	3,076,000	879,550
*	Lan Fa Textile Co., Ltd.	1,332,604	410,430
*	Lead Data Co., Ltd.	2,222,140	611,513
*	Leadtek Research, Inc.	1,009,493	531,482
*	Lealea Enterprise Co., Ltd.	3,654,000	903,174
	Lee Chang Yung Chemical Industry Corp.	900,376	797,937
	Lee Chi Enterprises Co., Ltd.	1,889,900	916,645
	Lelon Co., Ltd.	919,118	609,978
*	Leofoo Development Co., Ltd.	1,940,000	1,153,717
	Les Enphants Co., Ltd.	157,740	115,083
*	Li Peng Enterprise Co., Ltd.	3,223,000	1,096,313
	Li Shin International Enterprise Corp.	236,528	144,236
	Lian Hwa Foods Corp.	157,000	54,391
	Lien Chang Electronic Enterprise Co., Ltd.	623,000	210,520
	Lien Hwa Industrial Corp.	3,799,911	1,954,003
*	Lingsen Precision Industries, Ltd.	1,536,320	659,333
	Long Bon Development Co., Ltd.	2,146,943	1,281,744
	Long Chen Paper Co., Ltd.	2,459,000	1,094,304
	Lucky Cement Corp.	2,045,000	862,586
*	Lung Hwa Electronics Corp.	124,189	29,691
*	Macronix International Co., Ltd.	18,367,009	7,618,048
	Mayer Steel Pipe Corp.	728,200	795,843
	Maywufa Co., Ltd.	187,575	97,806
	Mega Financial Holding Co., Ltd.	60,012,000	36,341,343

*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	556,700	464,399
*	Mercuries & Associates, Ltd.	2,495,980	1,060,175
*	Mercuries Data Co., Ltd.	1,131,800	275,176
	Merida Industry Co., Ltd.	447,260	649,138
*	Microelectronics Technology, Inc.	2,394,000	1,317,008
	Micro-Star International Co., Ltd.	5,764,931	4,216,286
*	Microtek International, Inc.	819,062	122,158
	Mitac Technology Corp.	1,501,065	1,651,518
	Mobiletron Electronics Co., Ltd.	90,000	103,524
	Mospec Seminconductor Corp.	404,000	437,326
*	Mustek Systems, Inc.	1,637,514	810,028
*	Namchow Chemical Industrial Co., Ltd.	845,057	228,160
	Nankang Rubber Tire Co., Ltd.	146,036	267,897
	Nantex Industry Co., Ltd.	1,263,615	842,801
	Nanya Technology Co., Ltd.	13,242,085	11,875,426
*	New Asia Construction & Development Co., Ltd.	1,011,542	188,849
	Nien Hsing Textile Co., Ltd.	2,915,000	1,930,125
	Ocean Plastics Co., Ltd.	1,135,776	768,052
*	Optimax Technology Corp.	3,201,000	1,501,085
*	Opto Tech Corp.	1,328,000	1,070,984
*	Orient Semiconductor Electronics, Ltd.	648,713	238,052
	Oriental Union Chemical Corp.	3,814,000	3,019,505
*	Pacific Construction Co., Ltd.	4,079,256	762,550
*	Pacific Electric Wire & Cable Corp.	1,873,020	29,480
*	Pan Jit International, Inc.	1,229,423	1,379,884
	Phihong Technology Co., Ltd.	1,445,404	1,082,630
*	Picvue Electronics, Ltd.	241,600	12,249
*	Potrans Electrical Corp.	1,139,000	150,311
*	Primax Electronics, Ltd.	1,839,744	948,896
	Prince Housing & Development Corp.	3,013,987	1,941,061
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	1,293,965
*	Promise Technology, Inc.	646,126	760,497
*	Quintain Steel Co., Ltd.	2,311,000	672,738
	Radium Life Tech Corp.	698,273	871,539
	Ralec Electronic Corp.	286,018	370,686
	Realtek Semiconductor Corp.	1,503,810	3,846,794
*	Rectron, Ltd.	877,300	148,163
*	Reward Wool Industry Corp.	965,000	268,382
*	Rexon Industrial Corp., Ltd.	1,026,820	335,021
*	Ritek Corp.	18,308,518	4,370,331
	Ruentex Development Co., Ltd.	2,897,000	2,306,110
	Ruentex Industries, Ltd.	2,485,000	1,472,743
*	Sainfoin Technology Corp.	835,498	8,598
*	Sampo Corp.	5,406,684	1,021,566
	San Fang Chemical Industry Co., Ltd.	207,280	161,475
	Sanyang Industrial Co., Ltd.	4,477,000	2,667,262
*	Sanyo Electric Co., Ltd.	971,000	694,149
*	Senao International Co., Ltd.	148,000	197,571
*	Shan-Loong Transportation Co., Ltd.	127,000	61,984
	Sheng Yu Steel Co., Ltd.	1,553,000	1,639,295

	Shihlin Electric & Engineering Corp.	1,643,000	1,579,411
	Shinkong Co., Ltd.	1,693,233	919,752
*	Shinkong Synthetic Fibers Co., Ltd.	7,298,342	2,497,140
	Shuttle, Inc.	1,050,223	431,462
	Silicon Integrated Systems Corp.	8,371,485	4,834,879
	Sincere Navigation Corp.	458,462	703,564
*	Sinkang Industries Co., Ltd.	419,000	467,220
	Sinkong Spinning Co., Ltd.	935,825	767,113
	Sinon Corp.	1,798,700	583,492
	SinoPac Holdings Co., Ltd.	42,677,809	18,571,935
*	Sintek Photronics Corp.	4,527,182	1,230,901
	Siward Crystal Technology Co., Ltd.	631,332	540,996
*	Solomon Technology Corp.	1,916,000	854,963
	South East Soda Manufacturing Co., Ltd.	1,018,000	554,572
	Southeast Cement Co., Ltd.	2,802,700	920,470
*	Space Shuttle Hi-Tech Co., Ltd.	778,032	276,007
	Standard Chemical & Pharmaceutical Co., Ltd.	837,000	596,361
*	Standard Foods Taiwan, Ltd.	1,526,000	802,213
	Stark Technology, Inc.	1,073,000	576,664
	Sunonwealth Electric Machine Industry Co., Ltd.	1,122,143	792,476
	Synnex Technology International Corp.	1,460,900	1,890,864
*	Syscom Computer Engineering Co.	446,000	147,092
*	Sysware Systex Corp.	920,890	974,252
	T JOIN Transportation Co.	1,537,000	948,842
	Ta Chen Stainless Pipe Co., Ltd.	1,069,123	1,610,480
	Ta Chong Bank, Ltd.	12,806,906	3,355,120
	Ta Ya Electric Wire & Cable Co., Ltd.	2,909,906	1,075,261
	Ta Yih Industrial Co., Ltd.	192,000	151,851
	Tah Hsin Industrial Corp.	1,101,000	825,137
*	Tai Roun Products Co., Ltd.	379,000	98,388
	Ta-I Technology Co., Ltd.	741,699	2,701,388
*	Taichung Commercial Bank	6,551,961	2,344,565
*	Tainan Spinning Co., Ltd.	8,319,000	3,897,025
*	Taishin Financial Holdings Co., Ltd.	49,246,000	24,220,578
*	Taisun Enterprise Co., Ltd.	1,586,721	376,603
*	Taita Chemical Co., Ltd.	1,394,690	363,742
*	Taiwan Business Bank	32,688,549	9,338,392
	Taiwan Cement Corp.	12,064,315	11,340,925
	Taiwan Cooperative Bank	12,419,773	8,395,345
	Taiwan Fire & Marine Insurance Co., Ltd.	1,895,320	1,280,418
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	90,077
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	100,345
	Taiwan Glass Ind. Corp.	4,827,203	4,254,164
	Taiwan Hon Chuan Enterprise Co., Ltd.	865,468	749,700
	Taiwan Kai Yih Industrial Co., Ltd.	651,000	366,940
*	Taiwan Kolin Co., Ltd.	5,797,000	1,691,799
	Taiwan Line Tek Electronic Co., Ltd.	419,120	296,088
	Taiwan Mask Corp.	1,678,000	1,097,812
	Taiwan Navigation Co., Ltd.	684,898	659,273
	Taiwan Polypropylene Co., Ltd.	1,356,000	1,084,692
*	Taiwan Pulp & Paper Corp.	2,218,000	666,859
	Taiwan Sakura Corp.	1,321,397	360,677

	Taiwan Sogo Shinkong Security Co., Ltd.	598,142	575,251
*	Taiwan Styrene Monomer Corp.	3,439,000	1,494,668
*	Taiwan Tea Corp.	4,944,381	1,215,051
	Taiyen Biotech Co., Ltd.	1,390,000	1,092,807
*	Tatung Co., Ltd.	22,351,000	9,532,264
*	Teapo Electronic Corp.	2,021,670	528,978
	Teco Electric & Machinery Co., Ltd.	11,509,834	5,958,589
	Tecom, Ltd.	1,440,753	704,628
	Test-Rite International Co., Ltd.	1,318,753	750,309
	Tex-Ray Industrial Co., Ltd.	724,000	319,762
	The Ambassador Hotel	605,000	646,826
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	1,602,224	865,026
	Thye Ming Industrial Co., Ltd.	164,000	184,141
	Ton Yi Industrial Corp.	6,794,810	2,526,489
	Tong Yang Industry Co., Ltd.	422,000	407,633
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	101,638
	Tsann Kuen Enterprise Co., Ltd.	1,816,000	1,845,172
	TSRC Corp.	1,874,400	1,752,955
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	127,482
	Tung Ho Steel Enterprise Corp.	2,688,555	3,002,131
*	Twinhead International Corp.	1,446,017	322,957
*	TYC Brother Industrial Co., Ltd.	614,320	430,202
*	Tycoons Group Enterprise Co., Ltd.	2,305,000	478,025
	Tze Shin International Co., Ltd.	840,000	486,011
*	Union Bank of Taiwan	8,402,577	1,994,747
*	Union Insurance Co., Ltd.	2,224,575	148,156
	Unitech Electronics Co., Ltd.	1,008,474	525,822
	Unitech Printed Circuit Board Corp.	1,809,475	1,585,257
	United Integration Service Co., Ltd.	930,000	863,487
	United Microelectronics Corp.	93,546,474	54,565,576
*	Universal Cement Corp.	2,464,169	951,972
*	Universal Microelectronics Co., Ltd.	729,010	582,625
	Universal Scientific Industrial Co., Ltd.	3,733,823	2,923,869
	Universal, Inc.	622,000	219,465
	UPC Technology Corp.	3,861,799	2,061,123
	USI Corp.	4,010,000	1,305,678
*	U-TECH Media Corp.	1,265,799	351,639
*	Ve Wong Corp.	725,000	334,779
*	Visual Photonics Epitacy Co., Ltd.	86,000	127,402
*	Walsin Lihwa Corp.	18,018,412	9,480,441
	Walsin Technology Corp., Ltd.	3,272,513	3,069,527
	Wan Hwa Enterprise Co., Ltd.	1,079,843	565,997
	Waterland Financial Holdings	12,381,000	3,747,478
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	409,783
*	Wei Chuan Food Corp.	1,007,000	784,760
	Weltrend Semiconductor, Inc.	1,086,000	827,020
*	Winbond Electronics Corp.	24,872,000	8,965,507
	Wintek Corp.	7,268,000	7,060,932
	WPG Holdings Co., Ltd.	958,985	665,852
	Wus Printed Circuit Co., Ltd.	3,003,928	1,294,101
	Ya Hsin Industrial Co., Ltd.	1,936,000	349,246

*	Yageo Corp.	19,293,840	8,633,929
	Yang Ming Marine Transport Corp.	7,588,058	5,292,531
*	Yeung Cyang Industrial Co., Ltd.	445,270	740,275
*	Yi Jinn Industrial Co., Ltd.	1,966,000	312,030
	Yieh Phui Enterprise Co., Ltd.	7,726,143	3,301,728
	Yosun Industrial Corp.	1,254,668	911,175
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,348,572	3,774,691
	Yulon Motor Co., Ltd.	6,240,270	6,922,849
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	96,463
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	529,936
	Yung Tay Engineering Co., Ltd.	2,407,000	1,507,849
	Zig Sheng Industrial Co., Ltd.	3,158,596	820,464
TOTAL — TAIWAN			783,431,864

THAILAND — (2.6%)
COMMON STOCKS — (2.6%)
	A.J. Plast PCL (Foreign)	400,000	32,799
	Aapico Hitech PCL Ltd. (Foreign)	481,800	191,969
*	Adkinson Securities PCL (Foreign)	26,881,000	535,524
*	Advance Agro PCL (Foreign)	1,859,030	1,905,459
	Aromatics (Thailand) PCL (Foreign)	4,082,300	6,600,514
	Asia Plus Securities PCL (Foreign)	7,008,500	631,342
*	Ayudhya Insurance PCL	228,500	118,093
	Bangkok Bank PCL	2,388,100	7,860,355
	Bangkok Bank PCL (Foreign)	5,539,200	18,551,962
	Bangkok Expressway PCL (Foreign)	5,353,500	3,709,658
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	218,816
	Bangkok Insurance PCL (Foreign)	87,880	598,807
*	Bangkok Land PCL (Foreign)	39,735,803	1,066,964
*	Bangkok Land PCL (Foreign) NVDR	38,933,300	1,045,416
	Bank of Ayudhya PCL (Foreign)	16,377,100	10,449,947
	Banpu PCL (Foreign)	995,400	6,552,655
	Big C Supercenter PCL (Foreign)	1,274,800	1,757,520
	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,304,200	2,319,822
	Capital Nomura Securities PCL (Foreign)	370,100	406,057
*	Capital Nomura Securities PCL (Foreign) NVDR	19,000	20,846
	Central Plaza Hotel PCL (Foreign)	5,422,500	861,087
	Charoen Pokphand Foods PCL (Foreign)	44,618,740	6,157,863
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	164,298
	Delta Electronics (Thailand) PCL (Foreign)	4,909,500	2,650,719
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,472,883
	Erawan Group PCL (Foreign)	3,812,400	416,078
*	Finansa PCL (Foreign)	967,800	282,223
	GFPT PCL (Foreign)	498,600	166,272
	GMM Grammy PCL (Foreign)	338,100	73,214
*	Golden Land Property Development PCL (Foreign)	232,500	63,772
*	Golden Land Property Development Public Co., Ltd. (Foreign) NVDR	570,000	156,345
	Hana Microelectronics PCL (Foreign)	935,000	701,891
	Hermraj Land & Development PCL (Foreign)	54,754,500	1,565,092

	ICC International PCL (Foreign)	2,755,000	3,201,639
*	International Engineering PCL (Foreign)	19,689,100	449,095
*	Italian-Thai Development PCL	7,760,200	1,333,137
*	Italian-Thai Development PCL (Foreign)	4,900,000	855,926
	Jasmine International PCL (Foreign)	54,242,600	689,093
	Kang Yong Electric PCL (Foreign)	236,200	364,853
	Kasikornbank PCL (Foreign)	1,530,000	3,114,335
*	KCE Electronics PCL (Foreign)	1,743,300	147,980
	KGI Securities One PCL (Foreign)	14,256,100	658,575
	Kiatnakin Bank PCL (Foreign) NVDR	116,800	89,366
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,323,140
*	Krung Thai Bank PCL	4,963,900	1,578,479
	Krung Thai Bank PCL (Foreign)	39,124,400	12,312,862
	Krungthai Card PCL (Foreign)	1,255,200	779,177
	Laguna Resorts & Hotels PCL (Foreign)	545,800	1,276,449
	Lalin Property PCL (Foreign)	4,561,600	584,770
	Loxley PCL (Foreign)	17,739,300	860,460
*	Magnecomp Precision Technology (Foreign)	15,950,000	764,458
	MBK Development PCL (Foreign)	882,400	1,375,764
*	Mida Assets PCL (Foreign)	7,688,400	359,613
	MK Real Estate Development PCL (Foreign)	5,772,100	396,639
*	M-Link Asia Corp. PCL (Foreign)	2,984,609	108,578
	Modernform Group PCL (Foreign)	46,000	51,465
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	791,026
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	1,093,746
*	Natural Park PCL (Foreign)	55,231,800	334,883
	Noble Development PCL (Foreign)	2,425,600	336,159
*	Pacific Assets PCL (Foreign)	1,034,500	140,383
	Padaeng Industry PCL (Foreign)	1,600,800	1,744,773
	Patkol PCL (Foreign)	420,000	39,290
*	Picnic Gas & Engineering PCL (Foreign)	8,305,900	59,953
*	Polyplex PCL (Foreign)	5,424,000	689,060
	Power Line Engineering PCL (Foreign)	4,061,300	797,368
	Pranda Jewelry PCL (Foreign)	380,000	88,321
*	Property Perfect PCL (Foreign)	3,707,900	351,145
	PTT Chemical PCL (Foreign)	4,515,610	11,994,691
	Quality Houses PCL (Foreign)	43,250,400	1,673,323
	Regional Container Lines PCL (Foreign)	6,950,000	5,668,760
	Rojana Industrial Park PCL (Foreign)	222,600	87,408
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	2,010,567
	Saha Pathanapibul PCL (Foreign)	1,367,000	738,066
	Saha-Union PCL (Foreign)	3,025,300	1,834,309
	Sahaviriya Steel Industries PCL (Foreign)	76,350,800	2,204,441
	Sansiri PCL (Foreign)	10,262,900	894,874
	SC Asset Corp. PCL (Foreign)	350,000	99,538
	Seamico Securities PCL (Foreign)	5,788,600	678,554
*	Shinawatra Satellite PCL (Foreign)	11,230,400	2,869,613
	Siam Commercial Bank PCL (Foreign)	4,716,800	9,396,830
	Siam Industrial Credit PCL (Foreign)	4,478,950	527,620
	Siam Makro PCL (Foreign)	331,200	927,570
*	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	1,325,619
*	Solartron PCL (Foreign)	2,614,800	196,289

	Sri Trang Agro Industry PCL (Foreign)	1,240,631	490,736
	STP & I PCL (Foreign)	600,500	66,925
	Supalai PCL (Foreign)	10,329,366	1,002,069
	SVI PCL (Foreign)	3,196,000	118,114
	SVOA PCL (Foreign)	4,744,000	190,390
*	Syntec Construction PCL (Foreign)	14,210,000	397,970
	Tata Steel (Thailand) PCL (Foreign)	11,139,300	369,863
	Thai Plastic & Chemicals PCL (Foreign)	3,678,200	1,709,803
	Thai Rayon PCL (Foreign)	165,000	169,121
*	Thai Rung Union Car PCL (Foreign)	5,386,250	482,095
	Thai Union Frozen Products PCL (Foreign) NVDR	230,000	150,743
	Thai Wacoal PCL (Foreign)	93,300	92,936
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	176,268
	Thanachart Capital PCL (Foreign)	12,543,100	4,744,178
	Thoresen Thai Agencies PCL (Foreign)	3,622,600	3,843,816
	Tipco Asphalt PCL (Foreign) (6363967)	117,500	94,991
	Tipco Asphalt PCL (Foreign) (6892096)	246,356	199,162
	Tisco Bank PCL (Foreign) NVDR	246,000	166,202
*	TMB Bank PCL (Foreign)	61,682,600	3,739,958
	TPI Polene PCL (Foreign)	13,440,324	5,316,369
*	Tuntex (Thailand) PLC (Foreign)	1,987,600	110,183
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	192,050
*	United Communication Industry PCL (Foreign)	864,400	1,722,061
	Univentures PCL (Foreign)	3,481,400	205,054
	Vanachai Group PCL (Foreign)	9,076,500	1,299,825
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	114,034
	Vinythai PCL (Foreign)	5,213,817	1,113,967
TOTAL COMMON STOCKS			190,855,177

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	3,987,330	14,966
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	2,192,300	55,702
*	Erawan Group PCL (Foreign) Warrants 12/17/07	953,100	23,391
*	KCE Electronics PCL (Foreign) Rights 06/08/07	871,650	48,823
*	Natural Park PCL (Foreign) Rights 06/15/07	27,615,900	—
*	SVI PCL (Foreign) Warrants 12/06/10	799,000	10,381
TOTAL RIGHTS/WARRANTS			153,263
TOTAL — THAILAND			191,008,440

TURKEY — (2.9%)
COMMON STOCKS — (2.9%)
	Adana Cimento Sanayi Ticaret A.S.	413,693	242,876
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	14,252	66,879
	Akbank T.A.S.	3,220,238	22,600,306
*	Akenerji Elektrik Uretim A.S.	216,113	977,558
	Aksa Akrilik Kimya Sanayii A.S.	741,264	2,198,053
	Aksigorta A.S.	1,333,878	7,417,335
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	73,651	111,891
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	509,488

*	Alarko Holding A.S.	457,862	1,176,102
	Alkim Alkali Kimya A.S.	23,022	122,713
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	501,608
	Anadolu Anonim Turk Sigorta Sirketi A.S.	900,235	1,990,899
	Anadolu Cam Sanayii A.S.	624,194	2,670,442
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	49,851	343,868
*	Ayen Enerji A.S.	600,828	1,093,429
	Aygaz A.S.	952,119	3,806,377
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	333,621
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	480,968
	Bati Anabolu Cimento A.S.	255,022	2,237,254
	Bati Soeke Cimento Sanayi A.S.	152,288	380,765
*	Beko Elektronik A.S.	283,333	377,582
	Bolu Cimento Sanayii A.S.	557,470	1,131,708
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	834,841
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	823,165
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	569,722
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	191,784	286,512
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	3,426,815
*	Dardanel Onentas Gida Sanayii A.S.	16,183	11,850
	Demisas Dokum Mamulleri Sanayi A.S.	53,976	60,788
*	Dogan Gazetecilik A.S.	96,299	415,158
*	Dogan Sirketler Grubu Holding A.S.	7,151,980	15,727,517
	Dogus Otomotiv Servis ve Ticaret A.S.	59,000	276,129
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	544,049	2,509,671
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	907,804
*	Edip Iplik Sanayi ve Ticaret A.S.	10,900	43,292
	Ege Endustri Ve Ticaret A.S.	10,444	149,411
	Enka Insaat ve Sanayi A.S.	32,525	370,641
	Eregli Demir ve Celik Fabrikalari Turk A.S.	3,733,588	23,746,540
*	Fortis Bank A.S.	1,569,818	3,231,696
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	78,403	112,566
*	Goldas Kuyumculuk Sanayi A.S.	327,200	422,112
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,144,654
*	Goodyear Lastikleri T.A.S.	50,050	635,172
*	GSD Holding A.S.	664,038	786,579
	Gubre Fabrikalari Ticaret A.S.	54,895	268,979
*	Gunes Sigorta A.S.	309,093	985,448
	Hektas Ticaret T.A.S.	242,577	193,104
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	35,838
*	Ihlas Holding A.S.	2,743,806	1,627,016
*	Izmir Demir Celik Sanayii A.S.	230,946	1,141,750
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	419,387	562,431
	Karton Sanayi ve Ticaret A.S.	1,400	101,828
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	172,581
*	Koc Holding A.S. Series B	2,755,668	15,214,664
	Konya Cimento Sanayii A.S.	933	44,088
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	414,951	1,156,276
*	Kutahya Porselen Sanayii A.S.	7,076	122,576
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	939,557

*	Marmari Marti Otel Isletmeleri A.S.	385,082	484,522
	Marshall Boya ve Vernik Sanayii A.S.	27,295	300,032
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,146,732	463,060
*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	424,760
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	197,815
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	804,650
	Otobus Karoseri Sanayi A.S.	57,850	969,056
*	Parsan Makina Parcalari Sanayii A.S.	107,692	225,428
	Pinar Entegre et ve Un Sanayii A.S.	113,128	321,631
	Pinar Sut Mamulleri Sanayii A.S.	107,272	502,613
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,513
*	Sabah Yayincilik A.S.	31,938	92,117
*	Sanko Pazarlama Ithalat Ihracat A.S.	96,530	255,810
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	1,009,417
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	746,774
*	Tat Konserve Sanayii A.S.	175,295	391,158
*	Tekstil Bankasi A.S.	379,143	553,207
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	772,806
	Tofas Turk Otomobil Fabrikasi A.S.	760,313	3,643,584
	Trakya Cam Sanayii A.S.	1,581,854	5,233,146
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	3,779,015
*	Turk Demir Dokum Fabrikalari A.S.	125,038	868,168
	Turk Prysmian Kablo ve Sistemleri A.S.	39,312	120,855
	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	8,884,959
	Turkiye Garanti Bankasi A.S.	4,310,290	23,799,220
	Turkiye Is Bankasi A.S.	3,125,538	14,630,536
	Ulker Gida Sanayi ve Ticaret A.S.	229,705	998,465
	Unye Cimento Sanayi ve Ticaret A.S.	20,978	87,057
	USAS Ucak Servisi A.S.	20,520	56,317
*	Uzel Makina Sanayii A.S.	101,945	192,631
*	Vestel Elektronik Sanayi ve Ticaret A.S.	641,291	1,713,650
	Yapi Kredi Finansal Kiralama A.S.	45,196	126,427
*	Yapi ve Kredi Bankasi A.S.	3,551,131	8,062,672
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	34,023
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,317,086
TOTAL — TURKEY			211,896,674

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $5,675,000 FHLMC 6.275%(r), 09/01/36, valued at $5,320,976) to be repurchased at $5,239,755	$5,239	5,239,000

SECURITIES LENDING COLLATERAL — (6.0%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $479,593,438 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 03/01/19 to 03/01/37 & FNMA, rates ranging from 3.660% to 6.500%, maturities ranging from 06/01/07 to 05/01/47, valued at $447,831,510) to be repurchased at $439,115,219	439,050	439,050,459

TOTAL INVESTMENTS - (100.0%)
(Cost $4,299,280,444)		$7,312,908,034

See accompanying Notes to Financial Statements.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:	August 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:	August 7, 2007

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:	August 7, 2007